     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 1998


                                              1933 ACT REGISTRATION NO. 33-34819

                                              1940 ACT REGISTRATION NO. 811-6108
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                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                               ------------------
                                   FORM N-1A




REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                      [ ]


Pre-Effective Amendment No.  _                              [ ]


Post-Effective Amendment No. 12                             [X]
                            and/or


REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                              [ ]


Amendment No. 13                                            [X]


                        (Check appropriate box or boxes)
                               ------------------
                         INVESTORS MUNICIPAL CASH FUND

               (Exact name of Registrant as Specified in Charter)


          222 South Riverside Plaza, Chicago, Illinois                         60606
             (Address of Principal Executive Office)                         (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000


            Philip J. Collora, Vice President and Secretary                  With a copy to:
                     Investors Municipal Cash Fund                           Cathy G. O'Kelly
                       222 South Riverside Plaza                             David A. Sturms
                        Chicago, Illinois 60606                     Vedder, Price, Kaufman & Kammholz
                (Name and Address of Agent for Service)                  222 North LaSalle Street
                                                                         Chicago, Illinois 60601


     It is proposed that this filing will become effective (check appropriate box)

          [ ] immediately upon filing pursuant to paragraph (b)


          [X] on August 1, 1998 pursuant to paragraph (b)


          [ ] 60 days after filing pursuant to paragraph (a)(1)

          [ ] on (date) pursuant to paragraph (a)(1)

          [ ] 75 days after filing pursuant to paragraph (a)(2)

          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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--------------------------------------------------------------------------------

                         INVESTORS MUNICIPAL CASH FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

     ITEM NUMBER
     OF FORM N-1A                               LOCATION IN PROSPECTUS
     ------------                               ----------------------
 1.  Cover Page...............................  Cover Page
 2.  Synopsis.................................  Summary; Summary of Expenses
 3.  Condensed Financial Information..........  Financial Highlights; Performance
 4.  General Description of Registrant........  Capital Structure; Investment Objectives,
                                                Policies and Risk Factors; Municipal Securities and
                                                Investment Techniques
 5.  Management of the Fund...................  Summary; Investment Manager and Shareholder Services
5A.  Management's Discussion of
     Fund Performance.........................  Inapplicable
 6.  Capital Stock and Other Securities.......  Summary; Investment Objectives, Policies and Risk
                                                Factors; Dividends and Taxes; Purchase of Shares;
                                                Capital Structure
 7.  Purchase of Securities Being Offered.....  Summary; Purchase of Shares; Investment Manager and
                                                Shareholder Services; Net Asset Value; Special
                                                Features
 8.  Redemption or Repurchase.................  Summary; Redemption of Shares
 9.  Pending Legal Proceedings................  Inapplicable

INVESTORS MUNICIPAL CASH FUND
222 South Riverside Plaza
Chicago, Illinois 60606

TABLE OF CONTENTS

---------------------------------------------------------

Summary                                        1
------------------------------------------------
Summary of Expenses                            2
------------------------------------------------
Financial Highlights                           4
------------------------------------------------
Investment Objectives, Policies and Risk
  Factors                                      6
------------------------------------------------
Municipal Securities and Investment
Techniques                                    10
------------------------------------------------
Net Asset Value                               12
------------------------------------------------
Purchase of Shares                            12
------------------------------------------------
Redemption of Shares                          14
------------------------------------------------
Special Features                              16
------------------------------------------------
Dividends and Taxes                           16
------------------------------------------------
Investment Manager and Shareholder Services   19
------------------------------------------------
Performance                                   21
------------------------------------------------
Capital Structure                             21
------------------------------------------------



This Prospectus contains information about each Fund that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information dated August 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Trust at the address or telephone number on this cover or the firm from which this prospectus was received.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTORS
MUNICIPAL
CASH FUND


PROSPECTUS August 1, 1998


INVESTORS MUNICIPAL CASH FUND
222 South Riverside Plaza, Chicago, Illinois 60606 1-800-231-8568.

Investors Municipal Cash Fund is an open-end, non-diversified management investment company ("Trust") that offers a choice of five investment portfolios ("Funds") to investors seeking, to the extent consistent with stability of capital, maximum current income that is exempt from federal income taxes and, in the case of certain Funds, the income taxes of a particular state:

Investors Florida Municipal Cash Fund

Investors Michigan Municipal Cash Fund

Investors New Jersey Municipal Cash Fund
Investors Pennsylvania Municipal Cash Fund
Tax-Exempt New York Money Market Fund

Each Fund is available in the named state and selected other states specified under "Purchase of Shares -- Other Information."


AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. A FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER, AND THEREFORE, AN INVESTMENT IN A FUND MAY BE SUBJECT TO MORE RISK THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.

INVESTORS MUNICIPAL CASH FUND
222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-231-8568

SUMMARY

INVESTMENT OBJECTIVES. Investors Municipal Cash Fund (the "Trust") is registered as an open-end, non-diversified management investment company that offers a choice of five investment portfolios ("Funds"). However, each Fund must meet the diversification requirements of Rule 2a-7 under the Investment Company Act of 1940.

Each Fund seeks to provide, to the extent consistent with stability of capital, maximum current income that is exempt from federal income taxes and, in the case of certain Funds, the income taxes of a particular state.

INVESTORS FLORIDA MUNICIPAL CASH FUND ("Florida Fund") seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

INVESTORS MICHIGAN MUNICIPAL CASH FUND ("Michigan Fund") seeks maximum current income that is exempt from federal and Michigan income taxes to the extent consistent with stability of capital.

INVESTORS NEW JERSEY MUNICIPAL CASH FUND ("New Jersey Fund") seeks maximum current income that is exempt from federal and New Jersey income taxes to the extent consistent with stability of capital.

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND ("Pennsylvania Fund") seeks maximum current income that is exempt from federal and Pennsylvania income taxes to the extent consistent with stability of capital.

TAX-EXEMPT NEW YORK MONEY MARKET FUND ("New York Fund") seeks maximum current income that is exempt from federal, New York State and New York City income taxes to the extent consistent with stability of capital.

Since each Fund is concentrated in securities issued by a state or entities within a state and may invest a significant percentage of its assets in the securities of a single issuer, an investment in a Fund may be subject to more risk than an investment in other types of money market funds. Each Fund seeks to maintain a net asset value of $1.00 per share. There is no assurance that the objective of a Fund will be achieved or that a Fund will be able to maintain a net asset value of $1.00 per share. See "Investment Objectives, Policies and Risk Factors."

INVESTMENT MANAGER AND SHAREHOLDER SERVICES. Scudder Kemper Investments, Inc. ("Scudder Kemper") is the investment manager for each Fund and provides the Funds with continuous professional investment supervision. Scudder Kemper is paid a monthly investment management fee, on a graduated basis of 1/12 of the following annual rates.

                      COMBINED AVERAGE                           ALL
                      DAILY NET ASSETS                          FUNDS
                      ----------------                          -----
$0 - $500 million...........................................    .22 %
$500 - $1 billion...........................................    .20 %
$1 billion - $2 billion.....................................    .175%
$2 billion - $3 billion.....................................    .16 %
Over $3 billion.............................................    .15 %

Kemper Distributors, Inc. ("KDI"), an affiliate of Scudder Kemper, is the primary administrator, distributor and principal underwriter of the Funds and, as such, provides information and services for existing and potential shareholders and acts as agent of each Fund in the sale of its shares. KDI receives a distribution services fee, payable monthly, at an annual rate of .50% of average daily net assets of each Fund. As distributor, KDI normally pays financial services firms that provide cash management and other services for their customers at a maximum annual rate of .50% of average daily net assets of those accounts that they maintain and service. See "Investment Manager and Shareholder Services."

INVESTORS IN A FUND. Each Fund is designed for persons who are seeking, to the extent consistent with stability of capital, maximum current income exempt from federal income taxes and, in the case of certain Funds, from income taxes of a particular state. Through a single investment in shares of a Fund, investors receive the benefits of professional management and liquidity. Additionally, each Fund offers the economic advantages of block purchases of securities and relief from administrative details such as accounting for distributions and the safekeeping of securities. The tax exemption of Fund dividends for federal income tax and, if applicable, particular state or local tax purposes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. See "Dividends and Taxes."

PURCHASES AND REDEMPTIONS. Shares of a Fund are available at net asset value through selected financial services firms. The minimum initial investment is $1,000 and the minimum subsequent investment is $100. See "Purchase of Shares." Shares may be redeemed at the net asset value next determined after receipt by the Trust's Shareholder Service Agent of a request to redeem in proper form. Shares may be redeemed by written request or by using the Trust's expedited redemption procedures. See "Redemption of Shares."

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares, unless the shareholder makes a different election. See "Dividends and Taxes."

GENERAL INFORMATION AND CAPITAL. The Trust is organized as a business trust under the laws of Massachusetts and may issue an unlimited number of shares of beneficial interest in one or more series or funds, all having no par value, which may be divided by the Board of Trustees into classes of shares. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Trust is not required to hold annual shareholder meetings; but will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. See "Capital Structure."

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES(1).........................  None
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                                       FLORIDA   MICHIGAN   NEW JERSEY   NEW YORK   PENNSYLVANIA
                                                        FUND       FUND        FUND        FUND         FUND
                                                       -------   --------   ----------   --------   ------------
Management Fees (after fee waiver)...................    .13%      .10%          0%        .04%         .01%
12b-1 Fees(2)........................................    .50%      .35%        .50%        .50%         .50%
Other Expenses(3)....................................    .27%      .30%        .40%        .26%         .39%
                                                         ---       ---         ---         ---          ---
Total Operating Expenses (after fee waiver and
  expense absorption)................................    .90%      .75%        .90%        .80%         .90%
                                                         ===       ===         ===         ===          ===


---------------
(1) Investment dealers and other firms may independently charge shareholders additional fees; please see their materials for details.

(2) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.


(3) "Other Expenses" for the Michigan Fund has been estimated for the current fiscal year.

EXAMPLE


                                                   FUND        1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                   ----        ------      -------      -------      --------
You would pay the following expenses           Florida           $9          $29          $50          $111
on a $1,000 investment, assuming               Michigan          $8          $24           --            --
(1) 5% annual return and                       New Jersey        $9          $29          $50          $111
(2) redemption at the end of each time         New York          $8          $26          $44          $ 99
period:                                        Pennsylvania      $9          $29          $50          $111


The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of a Fund.


As discussed more fully under "Investment Manager and Shareholder Services," Scudder Kemper has agreed to temporarily waive its management fee and reimburse or pay operating expenses for the current fiscal year to the extent, if any, that "Total Operating Expenses" exceed .80% of average daily net assets of the New York Fund, .75% of average daily net assets of the Michigan Fund and .90% of average daily net assets of each of the Florida, New Jersey and Pennsylvania Funds. Without such waiver and expense reimbursement, "Management Fees" would have been .22%, "12b-1 Fees" would have been .50%, "Other Expenses" would have been .26% and "Total Operating Expenses" would have been .98% for the New York Fund. Without such waiver and expense reimbursement, "Management Fees," would have been .22%, "12b-1 Fees" would have been .35%, "Other Expenses" would have been .30% and "Total Operating Expenses" would have been .87% for the Michigan Fund. For the Florida, New Jersey and Pennsylvania Funds, without such waiver and expense reimbursement, "Management Fees" would be .22% and "12b-1 Fees" would be .50% for each Fund, "Other expenses" would be .27%, .40% and .39%, respectively, and "Total Operating Expenses" would be .99%, 1.12% and 1.11%, respectively. The Michigan Fund commenced operations on April 6, 1998, thus expenses are shown for only the one and three year periods, and "Other Expenses" are estimated for the current fiscal year.


THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


The table below shows financial information for the Funds, except the Michigan Fund, expressed in terms of one share outstanding throughout the period. The information in the tables for the periods through March 31, 1998 is covered by the report of the Trust's independent auditors. The report is contained in the Trust's Registration Statement and is available from the Trust. The financial statements contained in the Trust's 1998 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Trust.


                                  FLORIDA FUND


                                                                 MAY 22, 1997
                                                                      TO
                                                                MARCH 31, 1998
                                                                --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $ 1.00
-------------------------------------------------------------------------------
Net investment income                                                  .02
-------------------------------------------------------------------------------
Less dividends declared                                                .02
-------------------------------------------------------------------------------
Net asset value, end of period                                      $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         2.41%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                               .90%
-------------------------------------------------------------------------------
Net investment income                                                 2.74%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                               .99%
-------------------------------------------------------------------------------
Net investment income                                                 2.65%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $7,611
-------------------------------------------------------------------------------


                                NEW JERSEY FUND


                                                                 MAY 23, 1997
                                                                      TO
                                                                MARCH 31, 1998
                                                                --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $ 1.00
-------------------------------------------------------------------------------
Net investment income                                                  .02
-------------------------------------------------------------------------------
Less dividends declared                                                .02
-------------------------------------------------------------------------------
Net asset value, end of period                                      $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         2.22%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                               .90%
-------------------------------------------------------------------------------
Net investment income                                                 2.55%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                              1.12%
-------------------------------------------------------------------------------
Net investment income                                                 2.33%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $4,665
-------------------------------------------------------------------------------

                                 NEW YORK FUND


                                                               YEAR ENDED MARCH 31,               DECEMBER 13, 1990
                                                               --------------------                      TO
                                          1998      1997    1996    1995    1994   1993   1992     MARCH 31, 1991
                                          ----      ----    ----    ----    ----   ----   ----    -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period    $   1.00     1.00    1.00    1.00    1.00   1.00   1.00          1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                        .03      .03     .03     .02     .02    .02    .04           .01
--------------------------------------------------------------------------------------------------------------------
Less dividends declared                      .03      .03     .03     .02     .02    .02    .04           .01
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $   1.00     1.00    1.00    1.00    1.00   1.00   1.00          1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               2.90%    3.03    3.03    2.40    1.63   1.90   3.77           .97
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER
  EXPENSE ABSORPTION (ANNUALIZED):
Expenses                                     .80%     .44     .80     .80     .80    .80    .42           .54
--------------------------------------------------------------------------------------------------------------------
Net investment income                       2.83%    2.96    2.95    2.44    1.61   1.88   3.52          3.77
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE
  EXPENSE ABSORPTION (ANNUALIZED):
Expenses                                     .98%     .96    1.14    1.15    1.25   1.53   1.45          1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                       2.65%    2.44    2.61    2.09    1.16   1.15   2.49          3.31
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in
  thousands)                            $104,198   60,575  18,527  14,090  10,762  8,424  8,243         2,108
--------------------------------------------------------------------------------------------------------------------


                               PENNSYLVANIA FUND


                                                                 MAY 21, 1997
                                                                      TO
                                                                MARCH 31, 1998
                                                                --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $ 1.00
-------------------------------------------------------------------------------
Net investment income                                                  .02
-------------------------------------------------------------------------------
Less dividends declared                                                .02
-------------------------------------------------------------------------------
Net asset value, end of period                                      $ 1.00
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         2.42%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                               .90%
-------------------------------------------------------------------------------
Net investment income                                                 2.76%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
(ANNUALIZED):
Expenses                                                              1.11%
-------------------------------------------------------------------------------
Net investment income                                                 2.55%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $3,195
-------------------------------------------------------------------------------


NOTE: Scudder Kemper has agreed to temporarily absorb certain expenses of the Funds.


The Michigan Fund (not shown above) commenced operations on April 6, 1998.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

Investors Municipal Cash Fund (the "Trust") is a registered open-end, non-diversified management investment company that offers a choice of five investment portfolios ("Funds"). Each Fund seeks to provide, to the extent consistent with stability of capital, maximum current income that is exempt from federal income taxes and, in the case of certain Funds, the income taxes of a particular state. The Trust may offer additional Funds in the future.

Each Fund is a money market mutual fund that has been designed to provide investors with professional management of short-term investment dollars. Each Fund pools individual and institutional investors' money which it uses to buy tax-exempt money market instruments. Because the Funds combine their respective shareholders' money, they can buy and sell large blocks of securities, which reduces transaction costs and increases yields. The Funds are managed by investment professionals who analyze market trends to take advantage of changing conditions. Investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Funds invest, are generally considered among the safest available. There can be no assurance that a Fund will achieve its objective or that it will maintain a net asset value of $1.00 per share.

As a fundamental investment policy, each Fund will under normal market conditions maintain at least 80% of its investments in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income taxes ("Municipal Securities"). As indicated under "Dividends and Taxes," the Funds may invest in "private activity bonds." In compliance with the position of the staff of the Securities and Exchange Commission ("SEC"), the New York Fund does not consider "private activity" bonds as Municipal Securities for purposes of the 80% limitation. This is a fundamental policy for the New York Fund so long as the SEC staff maintains its position, after which it would become non-fundamental. Each Fund's assets will consist of Municipal Securities and temporary investments as described below and cash.

The New York Fund will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest ratings of municipal securities (Aaa or Aa) assigned by Moody's Investors Service, Inc. ("Moody's"), or (AAA or
AA) assigned by Standard & Poor's Corporation ("S&P"); (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities; (d) have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term municipal securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined by the Board of Trustees or its delegate to be at least equal in quality to one or more of the above categories.

The Florida, Michigan, New Jersey and Pennsylvania Funds will invest only in Municipal Securities that at the time of purchase: (a) are rated high quality by Moody's, S&P, Duff Phelps, Inc., Fitch Investor's Services, Inc. or any other nationally recognized statistical rating organization ("NRSRO") as determined by the SEC; (b) are unrated, if in the discretion of the Board of Trustees or its delegate the Municipal Securities are determined to be at least equal in quality to one or more of the ratings in subparagraph (a) immediately above; or (c) are fully collateralized by an escrow of U.S. Government securities.

Rather than invest in securities directly, each Fund may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds managed by Scudder Kemper or its affiliates for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company will be managed by Scudder Kemper in substantially the same manner as the Fund pooling its assets. Shareholders of a Fund will be given at least 30 days prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the trustees determine it to be in the best interests of a Fund and its shareholders.

The Funds limit their portfolio investments to securities that meet the diversification and quality requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "Net Asset Value." From time to time, a significant portion of a Fund's securities is supported by credit and liquidity enhancements from third party banks and other financial institutions, and as a result, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

From time to time, as a defensive measure, including during periods when acceptable short-term Municipal Securities are not available, each Fund may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P for the New York Fund; debt securities rated high quality by any NRSRO for the Florida, Michigan, New Jersey and Pennsylvania Funds; commercial paper rated in the two highest grades by either Moody's or S&P for the New York Fund; commercial paper rated high quality by any NRSRO for the Florida, Michigan, New Jersey and Pennsylvania Funds; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Under a repurchase agreement a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Repurchase agreements with broker-dealer firms will be limited to obligations of the U.S. Government, its agencies or instrumentalities. Maturity of the securities subject to repurchase may exceed one year. Interest income from temporary investments is taxable to shareholders as ordinary income. Although a Fund is permitted to invest in taxable securities (limited under normal market conditions to 20% of a Fund's total assets), it is each Fund's primary intention to generate income dividends that are not subject to federal income taxes and, in the case of certain Funds, the income taxes of a particular state. See "Dividends and Taxes." For a description of the ratings, see "Appendix--Ratings of Investments" in the Statement of Additional Information.

The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. A Fund will not borrow for leverage purposes. A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of a Fund's net assets valued at the time of the transaction would be invested in such securities. Up to 25% of the total assets of a Fund may be invested at any time in debt obligations of a single issuer or of issuers in a single industry, and a Fund may invest without limitation in Municipal Securities the income on which may be derived from projects of a single type.

Although the Trust has registered as a "non-diversified" investment company, each Fund must meet the diversification requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 generally provides that a single state money fund shall not, as to 75% of its assets, invest more than 5% of its assets in the securities of an individual issuer, provided that the fund may not invest more than 5% of its assets in the securities of an individual issuer unless the securities are First Tier Securities (as defined in Rule 2a-7). This allows each Fund, as to 25% of its assets, to invest more than 5% of its assets in the securities of an individual issuer. Since each Fund is concentrated in securities issued by a particular state or entities within that state and may invest a significant percentage of its assets in the securities of a single issuer, an investment in a Fund may be subject to more risk than an investment in other types of money market funds. See "Investment Restrictions" in the Statement of Additional Information.

Each Fund has adopted certain investment restrictions that are presented in the Statement of Additional Information, and that, together with the investment objective and fundamental policies of each Fund, cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of a Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of a Fund.

FLORIDA FUND. The objective of the Florida Fund is to provide maximum current income that is exempt from federal income tax to the extent consistent with stability of capital. The Florida Fund pursues its objective, primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of the State of Florida, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and other securities that are, in the opinion of bond counsel to the issuer, exempt from the Florida intangibles tax and the interest from which is exempt from federal income taxes ("Florida Municipal Securities"). Dividends representing interest income received by the Florida Fund on Florida Municipal Securities will be exempt from federal income taxes. Dividend income may be subject to state and local taxes. Florida currently has no income tax for individuals. Since the investment manager believes that exemption from the Florida intangibles tax is likely to be available, the Florida Fund generally will seek investments enabling shares of the Florida Fund to be exempt from the intangibles tax. However, there is no assurance that an exemption from the Florida intangibles tax will be available. See "Dividends and Taxes." Florida Municipal Securities may at times have lower yields than other tax-exempt securities. As a temporary defensive position, to the extent Florida Municipal Securities are at any time unavailable or unattractive for investment by the Florida Fund, it will invest in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the Florida Fund will maintain at least 65% of its total assets in Florida Municipal Securities. See also "Dividends and Taxes."


Florida is characterized by rapid growth, substantial capital needs, a manageable debt burden, a diversifying but still somewhat narrow economic base and good financial operations. The State continues to experience rapid population growth although not as great as in previous years. The slower population growth rate should allow the State to catch up on its capital needs. Technology-based manufacturing, business and financial services have joined tourism and agriculture as leading elements of Florida's continued economic growth. Florida's overall financial position remains healthy. The swings are reflective of the State's reliance on the sales tax as the major revenue source. Florida has increased its funding of capital projects through more frequent debt issuance rather than the historical pay-as-you-go method.


MICHIGAN FUND. The objective of the Michigan Fund is to provide maximum current income that is exempt from federal and Michigan income taxes to the extent consistent with stability of capital. The Michigan Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of the state of Michigan, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and Michigan income taxes ("Michigan Municipal Securities"). Dividends representing interest income received by the Michigan Fund on Michigan Municipal Securities will be exempt from federal and Michigan income taxes. Such dividend income may be subject to other state and local taxes. To the extent that Michigan Municipal Securities are at any time unavailable or unattractive for investment by the Michigan Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the Michigan Fund will maintain at least 65% of its total assets in Michigan Municipal Securities.

Michigan's economic performance relies heavily on national economic trends. Its economy is highly industrialized with an economic base concentrated in the manufacturing sector. This concentration has generally caused the State's economy to be more volatile than that of more diversified states, although its long term growth has kept pace with the nation due to gains in other sectors. The most recent economic recession had a milder effect on the State compared to the recession of the 1980's. The restructuring of the State's manufacturing industry following the recession of the 1980's improved the industry's overall competitive position. In addition, the rebound in the automotive industry of the past several years has improved the State's current economic and financial position, which are currently at record levels of achievement. Michigan's future economic growth will likely come from growth in its service sector.

NEW JERSEY FUND. The objective of the New Jersey Fund is to provide maximum current income that is exempt from federal and New Jersey income taxes to the extent consistent with stability of capital. The New Jersey Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of New Jersey, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal and New Jersey income taxes ("New Jersey Municipal Securities"). Dividends representing interest income received by the New Jersey Fund on New Jersey Municipal Securities will be exempt from federal and New Jersey income taxes. Such dividend income may be subject to other state and local taxes. To the extent that New Jersey Municipal Securities are at any time unavailable or unattractive for investment by the New Jersey Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the New Jersey Fund will maintain at least 65% of its total assets in New Jersey Municipal Securities.


New Jersey is the ninth most populous state in the nation. Per capita income in 1997 was $32,654, the second highest of the states and about 128% of the national average. The distribution of employment in New Jersey mirrors that of the nation. Along with the rest of the Northeast, New Jersey climbed out of the recession more slowly than the rest of the nation. Since 1992, the unemployment rate in New Jersey has exceeded the national average; the average unemployment rate for New Jersey during 1997 was 6.1%, slightly higher than that of the U.S.


NEW YORK FUND. The objective of the New York Fund is to provide maximum current income that is exempt from federal, New York State and New York City income taxes to the extent consistent with stability of capital. The New York Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of New York State, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal, New York State and New York City income taxes ("New York Municipal Securities"). Dividends representing net interest income received by the New York Fund on New York Municipal Securities will be exempt from federal, New York State and New York City personal income taxes. Such dividend income may be subject to other state and local taxes. To the extent New York Municipal Securities are at any time unavailable or unattractive for investment by the New York Fund, it will invest in other debt securities the interest from which is exempt from Federal income taxes. Under normal market conditions, as a non-fundamental policy, the New York Fund will maintain at least 65% of its total assets in New York Municipal Securities.


New York is the third most populous state in the nation; New York City accounts for about 40% of the State's population. After a boom in the mid-1980's, New York and the rest of the Northeast fell into a recession a year before the national recession officially began. Along with the rest of the Northeast, New York climbed out of the recession more slowly than the rest of the nation. New York ranks fourth in the nation in personal income. In 1997, New York's per capita personal income was $30,752, 120% of the national average. Employment distribution is similar to that of the nation except for a higher concentration in the finance, insurance and real estate sector and a lower concentration in manufacturing. Historically, unemployment is more cyclical than for the United States as a whole. Since 1991, New York unemployment has exceeded the U.S. average.

PENNSYLVANIA FUND. The objective of the Pennsylvania Fund is to provide maximum current income that is exempt from federal and Pennsylvania income taxes to the extent consistent with stability of capital. The Pennsylvania Fund pursues its objective primarily through a professionally managed, non-diversified portfolio of short-term high quality municipal obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, authorities and corporations, and territories and possessions of the United States and their political subdivisions, agencies and instrumentalities the interest from which is in the opinion of bond counsel to the issuer, exempt from federal and Pennsylvania income taxes ("Pennsylvania Municipal Securities"). Dividends representing interest income received by the Pennsylvania Fund on Pennsylvania Municipal Securities will be exempt from federal and Pennsylvania income taxes and (for residents of Philadelphia) from Philadelphia School District Income Tax and (for residents of Pittsburgh) from the intangibles tax for the City and School District of Pittsburgh. Such dividend income may be subject to other state and local taxes. To the extent that Pennsylvania Municipal Securities are at any time unavailable or unattractive for investment by the Pennsylvania Fund, it will invest temporarily in other debt securities the interest from which is exempt from federal income taxes. Under normal market conditions, as a non-fundamental policy, the Pennsylvania Fund will maintain at least 65% of its total assets in Pennsylvania Municipal Securities.

While Pennsylvania is among the leading states in manufacturing and mining, it is transforming into more of a services and high-tech economy evidenced by its growing reputation as a health and education center. Following the recession of the early 1990's, Pennsylvania's economy had become more reflective of the nation's. Service industries became a larger portion of total employment. The steel industry had undergone a successful restructuring. The economy, while continuing to experience some growth, has not seen the levels of growth that most states have experienced during this recent expansion. The replacement of highly paid manufacturing jobs for those in the services and trade sectors will impede income growth. Relative cost advantages which are available to businesses in the Commonwealth compared to its neighboring states, as well as the restructuring and modernization of manufacturing plans, should aid in boosting the economy.

Additional information concerning the risks associated with the Florida, Michigan, New Jersey, New York and Pennsylvania Municipal Securities is set forth in the Statement of Additional Information under "Municipal Securities".

MUNICIPAL SECURITIES AND INVESTMENT TECHNIQUES

The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, a Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, warrants and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A more detailed discussion of Municipal Securities and NRSRO ratings outlined above under "Investment Objective and Policies" is contained in the Statement of Additional Information.

Each Fund may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment manager revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. Each Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers which are determined by the investment manager to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Each Fund may invest in certain Municipal Securities having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Notes"). The interest rate on Variable Rate Notes ordinarily is determined by reference to or is a percentage of a bank's prime rate, the 90 day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, or some similar objective standard. Generally, the changes in the interest rate on Variable Rate Notes reduce the fluctuation in the market value of such notes. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Each Fund currently intends to invest a substantial portion of its assets in Variable Rate Notes. Variable Rate Demand Notes have a demand feature which entitles the purchaser to resell the securities at amortized cost. The rate of return on Variable Rate Demand Notes also varies according to some objective standard, such as an index of short-term tax-exempt rates. Variable rate instruments with a demand feature enable a Fund to purchase instruments with a stated maturity in excess of one year. Each Fund determines the maturity of variable rate instruments in accordance with Rule 2a-7, which allows a Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Each Fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a Fund. It is anticipated by the investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, a Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. While a Fund may invest without limit in Certificates of Participation, it is currently anticipated that such investments will not exceed 25% of a Fund's assets.

Each Fund may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to a Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, a Fund will consider them purchased on the date when it commits itself to the purchase.

A security purchased on a when-issued basis, like all securities held in a Fund's portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and depreciate in value when interest rates rise. Therefore if, in order to achieve higher interest income, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the net asset value of a Fund's shares will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Net Asset Value."

Each Fund will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of securities may result in the realization of gains that are not exempt from federal income taxes, and in the case of certain Funds, income taxes of a state.

Yields on Municipal Securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, and the size, maturity and rating of the particular offering. The ratings of NRSROs represent their opinions as to the quality of the Municipal Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Securities with the same maturity, coupon and rating may have different yields.

In seeking to achieve its investment objective, a Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although a Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the investment manager. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, a Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

NET ASSET VALUE


Fund shares are sold at their net asset value next determined after an order and payment are received in the form described under "Purchase of Shares." The net asset value of a Fund share is calculated by dividing the total assets of the Fund less its liabilities by the total number of shares outstanding. The net asset value per share of a Fund is determined on each day the New York Stock Exchange ("Exchange") is open for trading, at 11:00 a.m. and 3:00 p.m. Chicago time. Each Fund seeks to maintain a net asset value of $1.00 per share.


Each Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or accretion of discount, rather than at current market value. Calculations are made to compare the value of a Fund's investments, valued at amortized cost, with market-based values. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market-based values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, a Fund purchases only securities with a maturity of 397 days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, each Fund limits its portfolio investments to securities that meet the diversification and quality requirements of Rule 2a-7.

PURCHASE OF SHARES

Shares are sold at net asset value with no sales charge through selected financial services firms, such as broker-dealers and banks ("firms"). The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time in management's discretion. Under an automatic investment plan, the minimum initial and subsequent investment is $50. Firms offering a Fund's shares may set higher minimums for accounts they service and may change such minimums at their discretion.

Each Fund seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the Funds will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Fund has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds. Orders for purchase of shares received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to the 11:00 a.m. Chicago time net asset value determination, otherwise such shares will receive the dividend for the next calendar day if effected at 3:00 p.m. Chicago time. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Chicago time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day when the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

If payment is to be wired, call the firm from which you received this prospectus for proper instructions.

CLIENTS OF FIRMS. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Fund shares and the confirmation thereof. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish higher minimum investment requirements than set forth above. A firm may arrange with its clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' yield or return. Firms may also hold Fund shares in nominee or street name as agent for and on behalf of their clients. In such instances, the Trust's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Trust's Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to conditions and limitations. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.

OTHER INFORMATION. The Trust reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders without prior notice. All orders to purchase shares are subject to acceptance by the Trust and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Trust. Share certificates are issued only on request to the Trust and may not be available for certain types of accounts. A $10 service fee will be charged when a check for purchase of Fund shares is returned because of insufficient or uncollected funds or a stop payment order.

Shareholders should direct their inquiries to the firm from which this prospectus was obtained or to Kemper Service Company ("KSvC"), the Trust's "Shareholder Service Agent," 811 Main Street, Kansas City, Missouri 64105-2005.

The Funds of Investors Municipal Cash Fund are available for sale only in the following states and federal district:


FLORIDA FUND          MICHIGAN FUND         NEW JERSEY FUND       NEW YORK FUND         PENNSYLVANIA FUND
------------          -------------         ---------------       -------------         -----------------
Alabama               California            California            California            California
California            District of Columbia  Connecticut           Connecticut           Connecticut
District of Columbia  Florida               Delaware              District of Columbia  Delaware
Florida               Georgia               District of Columbia  Florida               District of Columbia
Georgia               Illinois              Florida               Georgia               Florida
Illinois              Indiana               Georgia               Indiana               Georgia
Indiana               Michigan              Illinois              Illinois              Illinois
Missouri              Missouri              Indiana               Missouri              Indiana
New Jersey            New Jersey            Maryland              New Jersey            Maryland
Ohio                  Ohio                  Massachusetts         New York              Michigan
Pennsylvania          Pennsylvania          Missouri              Ohio                  Missouri
Virginia              Virginia              New Jersey            Pennsylvania          New Jersey
                                            New York              Texas                 Ohio
                                            Ohio                  Virginia              Pennsylvania
                                            Pennsylvania                                Vermont
                                            Virginia                                    Virginia
                                            West Virginia                               West Virginia


REDEMPTION OF SHARES

GENERAL. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares will be redeemed by the Trust at the next determined net asset value. If processed at 3:00 p.m. Chicago time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Fund will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

If shares of the Fund to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Trust may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Trust of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Trust may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Trust or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Trust or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. THE SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Because of the high cost of maintaining small accounts, the Trust reserves the right to redeem an account that falls below the minimum investment level, currently $1,000. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Trust redeems the shareholder account.

Firms provide varying arrangements for their clients to redeem Fund shares. Such firms may independently establish and charge amounts to their clients for such services.

REGULAR REDEMPTIONS. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to KSvC, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors) provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Trust reserves the right to terminate or modify this privilege at any time.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Chicago time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under "General" above. The Trust is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Trust currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Trust reserves the right to terminate or modify this privilege at any time.

EXPEDITED REDEMPTIONS BY DRAFT. Upon request, shareholders will be provided with drafts to be drawn on the Fund ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $100 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Trust receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Information Form which is available from the Trust or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Trust reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute Fund shares. In addition, firms may impose minimum balance requirements in order to obtain this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Trust.

Unless one signer is authorized on the Account Information Form, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on the Trust's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Trust reserves the right to terminate or modify this privilege at any time.

The Trust may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Trust shares in excess of the value of a Fund account or in an amount less than $100; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

SPECIAL FEATURES

Certain firms that offer shares of the Funds also provide special redemption features through charge or debit cards and checks that redeem Fund shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and any special rules of the cash management program being offered.

Information about the following special features is contained in the Statement of Additional Information; and further information may be obtained without charge from KDI: Exchange Privilege; Systematic Withdrawal Program and Automated Clearing House Programs.

DIVIDENDS AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders may select one of the following ways to receive dividends:

1. REINVEST DIVIDENDS at net asset value into additional shares of a Fund. Dividends are normally reinvested on the next to last business day of the month. Dividends will be reinvested unless the shareholder elects to receive them in cash.

2. RECEIVE DIVIDENDS IN CASH if so requested. Checks will be mailed monthly, within five business days of the reinvestment date, to the shareholder or any person designated by the shareholder.

A Fund reinvests dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

TAXES. The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to federal income taxes to the extent its earnings are distributed. Each Fund also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, therefore, dividends representing net interest received on Municipal Securities will not be includable by shareholders in their gross income for federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed hereinafter. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for federal income tax purposes. Each Fund may adjust its schedule for dividend reinvestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.


Net interest on certain "private activity bonds" issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from a Fund are to be treated as interest on private activity bonds in proportion to the interest a Fund receives from private activity bonds, reduced by allowable deductions. For the 1997 calendar year 13%, 39%, 17% and 20% of the net interest income for the Florida, New Jersey, New York and Pennsylvania Funds, respectively, was derived from "private activity bonds."


Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from a Fund.

Individuals whose modified income exceeds a base amount will be subject to federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from a Fund, and 50% of Social Security benefits.

FLORIDA FUND. Dividends paid by the Florida Fund to individual shareholders will not be subject to the Florida income tax since Florida does not impose a personal income tax. Dividends paid by the Florida Fund will be taxable to corporate shareholders that are subject to the Florida corporate income tax. Additionally, Florida imposes an "intangibles tax" at the rate of $2.00 per $1,000 of taxable value of certain securities and other intangible assets owned by Florida residents. U.S. Government securities and Florida Municipal Securities are exempt from this intangibles tax. If, on December 31 of any year, the Florida Fund's portfolio consists of both exempt and non-exempt assets, then only the portion of the value of the Florida Fund's shares attributable to U.S. Government securities will be exempt from the Florida intangibles tax payable in the following year. Thus, in order to take full advantage of the exemption from the intangibles tax in any year, the Florida Fund would be required to sell all non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the

Florida Fund's investment return and might exceed any increased investment return the Florida Fund achieved by investing in non-exempt assets during the year.

MICHIGAN FUND. Dividends paid by the Michigan Fund derived from interest income from obligations of Michigan, its political or governmental subdivisions or obligations of the U.S., its agencies, instrumentalities or possessions will be exempt from the Michigan personal income tax and Michigan Single Business Tax provided that at least 50% of the total assets of the Michigan Fund are invested in such issues at the end of each quarter. Michigan also exempts from its intangible personal property tax obligations of Michigan, its political and governmental subdivisions and obligations of the U.S. and its possessions, agencies and instrumentalities. To the extent that the Michigan Fund's portfolio includes such exempt assets, the value of the Michigan Fund shares will also be exempt.

NEW JERSEY FUND. Dividends paid by the New Jersey Fund will be exempt from New Jersey Gross Income Tax to the extent that the dividends are derived from interest on obligations of the state or its political subdivisions or authorities or on obligations issued by certain other government authorities or from capital gains from the disposition of such obligations, as long as the New Jersey Fund meets certain investment and filing requirements necessary to establish and maintain its status as a "Qualified Investment Fund" in New Jersey. It is the New Jersey Fund's intention to satisfy these requirements and maintain Qualified Investment Fund status. Dividends paid by the New Jersey Fund derived from interest on non-exempt assets will be subject to New Jersey Gross Income Tax. Dividends paid by the New Jersey Fund will be taxable to corporate shareholders subject to the New Jersey corporation business (franchise) tax.

NEW YORK FUND. Dividends paid by the New York Fund representing net interest received on New York Municipal Securities will be exempt from New York State and New York City income taxes. Dividends paid by the New York Fund will be taxable to corporate shareholders that are subject to New York State and New York City corporate franchise tax.

PENNSYLVANIA FUND. Dividends paid by the Pennsylvania Fund will be exempt from Pennsylvania income tax to the extent that the dividends are derived from interest on obligations of Pennsylvania, any public authority, commissions, board or other state agency, any political subdivision of the state or its public authority, and certain obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). Dividends paid by the Pennsylvania Fund representing interest income on Pennsylvania Municipal Securities are also generally exempt from the Philadelphia School District Income Tax for residents of Philadelphia and from the intangibles tax for the City and School District of Pittsburgh for residents of Pittsburgh. Shareholders of the Pennsylvania Fund who are subject to the Pennsylvania property tax in their county of residence will be exempt from county personal property tax to the extent that the portfolio of the Pennsylvania Fund consists of such exempt obligations on the annual assessment date of January 1.

GENERAL. The tax exemption for federal income tax purposes of dividends from a Fund does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income, and shareholders of a Fund are advised to consult their own tax advisers in that regard and as to the status of their accounts under state and local tax laws.

Each Fund is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper"), 345 Park Avenue, New York, New York, is the investment manager of each Fund and provides the Funds with continuous professional investment supervision. Scudder Kemper is one of the largest investment managers in the country with more than $210 billion in assets under management and has been engaged in the management of investment funds for more than seventy years. Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management, owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.


Responsibility for overall management of the Trust rests with its Board of Trustees and officers. Professional investment supervision is provided by Scudder Kemper. The investment management agreement provides that Scudder Kemper shall act as each Fund's investment adviser, manage its investments and provide it with various services and facilities. For the services and facilities furnished, the Funds pays a monthly investment management fee, on a graduated basis of 1/12 of the following annual rates.

                      COMBINED AVERAGE                           ALL
                      DAILY NET ASSETS                          FUNDS
                      ----------------                          -----
$0 - $500 million...........................................    .22 %
$500 - $1 billion...........................................    .20 %
$1 billion - $2 billion.....................................    .175%
$2 billion - $3 billion.....................................    .16 %
Over $3 billion.............................................    .15 %

Scudder Kemper has agreed to temporarily waive its management fee and absorb operating expenses to the extent, if any, that such expenses, as defined below, exceed .80% of average daily net assets of the New York Fund, .75% of average daily net assets of the Michigan Fund and .90% of the average daily net assets of each of the Florida, New Jersey and Pennsylvania Funds. For this purpose, "operating expenses" of a Fund does not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. Upon notice to the Trust, Scudder, Kemper may at any time terminate any waiver or absorption of operating expenses. In addition, from time to time, Scudder Kemper may voluntarily absorb certain additional operating expenses of a Fund. The level of this voluntary expense absorption shall be in Scudder Kemper's discretion and is in addition to Scudder Kemper's agreement to absorb certain operating expenses of the Funds described above.


FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC") a subsidiary of Scudder Kemper is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related hereto. Currently, SFAC receives no fee for its services to the Funds; however, subject to Board approval, at some time in the future SFAC may seek payment for its services under its agreement with the Funds.



YEAR 2000 COMPLIANCE. Like other mutual funds and financial and business organizations worldwide, a Fund could be adversely affected if computer systems on which a Fund relies, which primarily include those used by Scudder Kemper, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on a Fund's business and operations. Scudder Kemper has commenced a review of the Year 2000 Issue as it may affect a Fund and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the companies whose securities are held by a Fund or on global markets or economies generally.

DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of Scudder Kemper, serves as distributor, administrator and principal underwriter of each Fund to provide information and administrative and distribution services for existing and potential shareholders. The distribution agreement provides that KDI shall act as agent for each Fund for the sale of Fund shares and shall appoint various financial services firms ("firms"), such as broker-dealers and banks, to provide a cash management service for their customers or clients through a Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and sales literature distribution as is necessary or appropriate for providing information and services to the firms' clients. For its services under the distribution agreement, the Trust pays KDI an annual distribution services fee, payable monthly, of .50% of average daily net assets of each Fund except the Michigan Fund, which pays .35% of its average daily net assets. The fee is accrued daily as an expense of each Fund.


KDI has related administrative services and selling group agreements with various broker-dealer firms to provide cash management and other services for Fund shareholders. KDI also has services agreements with banking firms to provide such services, except for certain underwriting or distribution services which the banks may be prohibited from providing under the Glass-Steagall Act, for their clients who wish to invest in a Fund. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Trust. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. KDI normally pays the firms at a maximum annual rate of 50% (.35% for Michigan Fund) of average daily net assets of those accounts that they maintain and service. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for such services including, without limitation, fixed dollar amounts and amounts based upon a percentage of net assets or increased net assets in those portfolio accounts that said firms maintain and service. KDI may elect to keep a portion of the total distribution services fee to compensate itself for functions performed for a Fund or to pay for sales materials or other promotional activities. Since the distribution agreement provides for fees that are used by KDI to pay for distribution and administration services, the agreement along with the related administration services and selling group agreements and the plan contained therein are approved and reviewed in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. As of August 1, 1998, the Rule 12b-1 Plan has been separated from the distribution agreement.



Since the fee payable to KDI under the distribution agreement is based upon a percentage of the average daily net assets of each Fund and not upon the actual expenditures of KDI, the expenses of KDI (which may include overhead expense) may be more or less than the fees received by it under the distribution agreement. For example, during the fiscal year ended March 31, 1998 for the Florida, New Jersey, New York and Pennsylvania Funds, KDI incurred expenses under the distribution agreement of approximately $17,000, $16,000, $448,000 and $5,000, respectively, while it received an aggregate fee under the distribution agreement of $21,000, $18,000, $411,000 and $12,000, respectively. If the distribution agreement is terminated in accordance with its terms, the obligation of the Trust to make payments to KDI pursuant to the distribution agreement will cease and the Funds will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any excess expenses incurred by KDI over its fees under the distribution agreement if, for any reason, the distribution agreement is terminated in accordance with its terms. Any cumulative expenses incurred by KDI in excess of fees received may or may not be recovered through future fees under the distribution agreement.


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trust. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trust. IFTC also is the Trust's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, KSvC, 811 Main Street, Kansas City, Missouri 64105, an affiliate of Scudder Kemper, serves as Shareholder Service Agent of the Trust.

PERFORMANCE

From time to time, a Fund may advertise several types of performance information including "yield," "effective yield," and "tax equivalent yield." Each of these figures is based upon historical earnings and is not representative of the future performance of a Fund. The yield of a Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Tax equivalent yield is the yield that a taxable investment must generate in order to equal the Fund's yield for an investor in a stated federal and, if applicable, state and local income tax bracket (normally assumed to be the maximum tax rate). Tax equivalent yield is based upon, and will be higher than, the portion of a Fund's yield that is tax-exempt.

The performance of a Fund may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. A Fund's performance and its relative size may be compared to other money market mutual funds as reported by IBC/Financial Data, Inc.'s or Money Market Insight(R), reporting services on money market funds. Investors may want to compare a Fund's performance on an after-tax basis to that of various bank products as reported by BANK RATE MONITOR(TM), a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or various certificate of deposit indexes. The performance of a Fund also may be compared to that of U.S. Treasury bills and notes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare a Fund's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. A Fund may depict the historical performance of the securities in which it may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

A Fund's yield will fluctuate. Shares of a Fund are not insured. Additional information concerning a Fund's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE

The Trust is an open-end, non-diversified management investment company, which was organized under the name "Tax-Exempt New York Money Market Fund" as a business trust under the laws of Massachusetts on March 2, 1990 with a single investment portfolio. On May 21, 1997 the Trust changed its name from "Tax-Exempt New York Money Market Fund" to "Investors Municipal Cash Fund."

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Funds," all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. Currently, the Trust has five Funds. None of the Funds' shares are divided into classes. The Board of Trustees may authorize the issuance of additional Funds if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust offers multiple Funds, it is known as a "series company." Shares of a Fund have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences, rights or privileges of any classes of shares within the Fund. Generally each class of shares issued by a particular Fund would differ as to the allocation of certain expenses of the Fund such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. As of July 1, 1998, Scudder Kemper owned more than 25% of the outstanding shares of the Pennsylvania Fund and may be deemed a control person of the Fund. The Trust is not required to hold annual shareholders' meetings, and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of the Trust, shareholders may remove trustees. Shareholders will vote by Fund and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when the Board of Trustees determines that voting by class is appropriate.


The Florida, Michigan, New Jersey and Pennsylvania Funds each may in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions as such Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company would be managed by Scudder Kemper in substantially the same manner as the corresponding Fund. Shareholders of a Fund will be given at least 30 days' prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the Trustees determine it to be in the best interests of the respective Fund and its shareholders.

                                        INVESTORS
                                        MUNICIPAL
                                        CASH FUND


                                        PROSPECTUS

                                        AUGUST 1, 1998


                                        INVESTORS FLORIDA
                                        MUNICIPAL CASH FUND

                                        INVESTORS MICHIGAN
                                        MUNICIPAL CASH FUND

                                        INVESTORS NEW JERSEY
                                        MUNICIPAL CASH FUND

                                        INVESTORS PENNSYLVANIA
                                        MUNICIPAL CASH FUND

                                        TAX-EXEMPT NEW YORK
                                        MONEY MARKET FUND


IMCF-1 8/98   [LOGO]  printed on recycled paper

                         INVESTORS MUNICIPAL CASH FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                                LOCATION IN STATEMENT OF
                    ITEM NUMBER                                  ADDITIONAL INFORMATION
                   OF FORM N-1A                                 ------------------------
10.  Cover Page...............................    Cover Page

11.  Table of Contents........................    Table of Contents

12.  General Information and History..........    Inapplicable

13.  Investment Objectives and Policies.......    Municipal Securities; Investment Restrictions;
                                                  Appendix--Ratings of Investments

14.  Management of the Fund...................    Investment Manager and Shareholder Services;
                                                  Officers and Trustees

15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees

16.  Investment Advisory and Other Services...    Investment Manager and Shareholder Services; Officers
                                                  and Trustees

17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions

18.  Capital Stock and Other Securities.......    Dividends, Net Asset Value and Taxes;
                                                  Shareholder Rights

19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares

20.  Tax Status...............................    Dividends, Net Asset Value and Taxes

21.  Underwriters.............................    Investment Manager and Shareholder Services

22.  Calculations of Performance Data.........    Performance

23.  Financial Statements.....................    Financial Statements

                         INVESTORS MUNICIPAL CASH FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 1998


             INVESTORS FLORIDA MUNICIPAL CASH FUND ("FLORIDA FUND")

            INVESTORS MICHIGAN MUNICIPAL CASH FUND ("MICHIGAN FUND")

          INVESTORS NEW JERSEY MUNICIPAL CASH FUND ("NEW JERSEY FUND")
        INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND ("PENNSYLVANIA FUND")
            TAX-EXEMPT NEW YORK MONEY MARKET FUND ("NEW YORK FUND")

               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606

                                 1-800-231-8568


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Investors Municipal Cash Fund (the "Trust") dated August 1, 1998. The prospectus may be obtained without charge from the Trust.


                               ------------------

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
Municipal Securities........................................  B-1
Investment Restrictions.....................................  B-6
Investment Manager and Shareholder Services.................  B-8
Portfolio Transactions......................................  B-11
Purchase and Redemption of Shares...........................  B-12
Dividends, Net Asset Value and Taxes........................  B-13
Performance.................................................  B-14
Officers and Trustees.......................................  B-20
Special Features............................................  B-22
Shareholder Rights..........................................  B-24
Report of Independent Auditors (February 13, 1998)..........  B-26
Statement of Net Assets (February 13, 1998).................  B-27
Appendix--Ratings of Investments............................  B-28



The financial statements appearing in the Trust's 1998 Annual Reports to Shareholders are incorporated herein by reference. The Trust's Annual Reports accompanies this Statement of Additional Information.



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MUNICIPAL SECURITIES

Municipal Securities that a Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income taxes. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities which are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. Each Fund may purchase other Municipal Securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law which litigation ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

The following information as to certain risk factors is given to investors because each Fund concentrates its investments in either Florida, New Jersey, New York or Pennsylvania Municipal Securities (as defined in the prospectus). Such information constitutes only a summary, does not purport to be a complete description and is based upon information from official statements relating to securities offerings of Florida, New Jersey, New York and Pennsylvania issuers.


FLORIDA FUND. The State of Florida has been riding the national wave of strong economic growth. The State experienced a boom in construction in the mid 1990's due to above average growth in its population. While the population growth has subsided and construction is slowing, the State is adding jobs in other areas, bringing the State's unemployment rate to a record low. The economic growth has lead to strong revenue collections. Florida expects to finish FY98 with another operating surplus in its General Fund and will continue to bolster its reserves.



Florida is experiencing strong revenue growth over prior years but is only slightly ahead of FY98's estimates. As of May 31, 1998, General Fund revenues were ahead of year-to-date estimates by only $14 million, 0.1% of actual receipts. However, FY98 receipts, as of May, 1998, exceeded actual year-to-date collections for FY97 by $980 million, or 7.5%. The FY98 revenue growth is driven by the State's sales tax collections. The six percent tax accounts for close to 80% of General Fund revenues. Year-to-date collections exceeded FY97 collections by $660 million. Florida anticipates finishing FY98 with a surplus which will increase its combined reserves to $1.4 billion, 8% of General Fund revenues. This aggregate amount includes the portion allocated to the Budget Stabilization Fund (BSF), $686 million, 4% of revenues. The State has a BSF target of 5% of General Fund revenues which it should reach by the end of FY99. The remaining reserve balance is split between the General Revenue Fund and the Working Capital Fund, with balances of $314 million and $355 million, respectively.



The current expansion in Florida is seven years old and is continuing, albeit at a slower pace. Preliminary reports state job growth in 1997 was up 4%, an increase of 251,600 jobs. The service industry, particularly business-related services, accounted for 45% of this growth, adding 114,400 jobs. The service industry makes up 33% of the non-farm employment base; this figure is 117% of the national average. The State is also experiencing growth in the F.I.R.E. industry while construction and manufacturing have been experiencing some weakness. The employment growth has brought the State's unemployment rate down to levels Florida has not achieved since 1973. The annual average unemployment rate in 1997 was 4.8%; the national average during this period was 4.9%. The State's per capita income level averaged $25,255 in 1997, 99% of the national average.



The State's population grew at rates two to three times the national average through the 1980's. The growth has slowed but continues to exceed the national average. The State's population in 1997 was 14.7 million, up 1.8 million, or 14%, since the 1990 census. During the same period the national average growth rate was 7%. Although the population growth has fueled the economy in Florida, especially the construction industry, the population growth has put strains on the State's infrastructure. Specifically, schools are overcrowded and highways and roadways are congested. These increasing infrastructure needs have lead to significant bond issuance.



Florida has a moderate debt burden. Direct debt in FY97 totaled $7.9 billion. Debt per capita was $536, 81% of the national average. Debt per capita as a percent of per capita income was 2.1%, 76% of the national average. In FY97, debt service as a percent of Governmental Fund expenditures was only 2.6%. In recent years debt issuance for the State has been increasing. In FY98, Florida issued $2.6 billion of new money debt and anticipates issuing $2.5 billion in FY99. The largest component of the FY98 capital plan was an amount in excess of $800 million for transportation related projects; the majority of issuance in FY99 will fund education related projects. The State brought a new indenture to the market in late FY98, the Florida Lottery Bonds. These bonds will finance much needed capital improvements for Florida schools. The Division of Bond Finance estimates issuing $800 million of Lottery Bonds as well as the standard Florida Board of Education issuance of $500 million in FY99.

Florida has maintained a history of strong financial performance and has addressed its slim reserve levels. The pace of growth in the economy has slowed but Florida continues to experience job growth, bringing the unemployment rate to a 25 year low. Resulting infrastructure needs will require capital funding. In future years, the magnitude of borrowing could have a significant impact on the State's debt burden.



As of July 14, 1998, the State's general obligation debt was rated Aa2 by Moody's Investors Service, Inc. ("Moody's") and AA+ by Standard & Poor's Corporation ("S&P").



MICHIGAN FUND. The State entered its seventh fiscal year of economic expansion last October. Job growth has been strong. Personal income tax receipts continue to increase year over year, and the General Revenue Fund and School Aid Fund's operating surpluses are bolstering the State's reserves. The Budget Stabilization Fund has increased from $988 million in FY95 to a projected $1.2 billion at the end of FY98, 7% of the combined General Revenue Fund and School Aid Fund.



The State's principal operating funds are its General Revenue Fund (GRF) and its School Aid Fund (SAF). These funds are funded by various State taxes. The income tax, sales tax, and corporate tax accounted for 79% of the $16.7 billion FY97 budget. Particular strength in income tax collections led the State to finish FY97 with an operating surplus of $282 million, 1.7% of the combined GRF and SAF. Due to strong income tax collections, Michigan anticipates finishing FY98 with an operating surplus. As of May, 1998, income tax collections were $375 million ahead of FY97 collections, an increase of 9%.



The strong performance of the GRF and SAF over the last five years resulted in an increasing balance in the Budget Stabilization Fund (BSF). Through a combination of effective financial management and the strong economy, the BSF has grown to its current level of $1.1 billion, 7.2% of the combined GRF and SAF, after nearing depletion in FY92. The State maintains the BSF, which acts as a Rainy Day Fund, for the General Fund and the School Aid Fund. The BSF is funded during years of economic expansion. If personal income tax receipts increase by more then 2% from one year to the next, the excess growth over 2% is transferred to the BSF. The BSF may be used to contribute to operating cash flow during times when personal income taxes decrease year over year by more than 2%. The BSF can also be used during times when the State's unemployment rate is greater than 8%.



Michigan's direct debt burden is low. General obligation (G.O.) debt outstanding as of September 30, 1997 was $655 million. This figure represents a debt per capita of $67, 10% of the national average. However, Michigan has a sizable amount of special obligation (S.O.) debt. As of September 30, 1997, the State had $2.5 billion in S.O. debt outstanding. When the G.O. debt and the S.O. debt are added together, the State's debt burden increases but is still less than the national averages. The combined debt per capita is $321, 49% of the national average. Debt per capita as a percent of per capita income is 1.3%, 45% of the national average, and annual debt service only accounted for 1.4% of FY97 Government Fund expenditures.



Michigan finished its sixth year of economic expansion in 1997, adding over 98,000 jobs, a 2.2% increase in employment. Nonmanufacturing employment grew by 2.6% in 1997 with construction, services and wholesale trade leading the way, Michigan continues to have a large manufacturing presence with 22% of its work force in the manufacturing sector, 141% of the national average. The percentage of workers in the service sector continues to increase. It currently represents 27% of the work force, 95% of the national average. The State's average unemployment rate was 4.2% in 1997; the national average was 4.9%. The State's expanding economy and job growth have caused per capita income to increase to $25,560 in 1997, equal to the national average.



Michigan experienced strong economic growth in the past six years, and is continuing to achieve this growth in FY98. The State has transferred this prosperity into positive financial results. Repeated operating surpluses have increased the Budget Stabilization Fund to a level never before attained. The State has a below average debt burden. Wealth levels have been at or above the national average over the last four years, and the unemployment rate has fallen below the national average for the first time in over seventeen years.



As of July 16, 1998, the State's general obligation bonds are rated Aa1 by Moody's, AA+ by Standard & Poor's.



NEW JERSEY FUND. The State of New Jersey is experiencing strong economic growth and increasing reserve balances. The services and construction sectors have been adding jobs. Job creation has lead to strong personal income tax receipts which have resulted in a series of operating surpluses and a growing Rainy Day Fund.



The favorable economy in New Jersey has been producing strong revenue growth. Lead by growth in personal income taxes and sales tax receipts, New Jersey estimates finishing FY98 with an operating surplus of $1.1 billion, 6.2% of revenues. The State will incorporate $400 million of this balance into the FY99 budget and will maintain $700 million of reserves, 3.8% of FY99 appropriations. The reserve will be split between the Rainy Day Fund, with a balance of $500 million, and an unreserved General Fund balance of $200 million. The State continues to focus its expenditure increases on education. The Governor is currently lobbying for a four cent increase of the gas tax to fund transportation needs and open space purchases. The increase will be voted on by the general public in the November 1998 election.



New jobs in service industries are leading the growth in New Jersey's labor force. The services sector accounts for 30% of total non-agricultural employment in the State; this figure is 106% of the national average. New Jersey also has an above average concentration of employment in the transportation and public utilities sector. This sector accounts for 7% of the non-agricultural work force, and is 133% of the national average. The strong economy has lead to growth in construction jobs, too. The State's unemployment rate has been declining from its high of 8.4% in 1992 to the 1997 average of 6.1%. The national average was 4.9% in 1997. New Jersey continues to be one of the wealthiest states in the country. In 1997, the State's per capita income of $32,654, ranked second highest in the country. This figure is 128% of the national average.



The direct debt burden in New Jersey is low. General obligation (G.O.) debt outstanding as of June 30, 1997 was $3.4 billion. This figure represents a debt per capita of $430, 65% of the national average. Debt as a percent of per capita income was 1.3%, 47% of the national average. New Jersey, however, does have a sizable amount of appropriation backed debt. As of June 30, 1997, the State had $9 billion of appropriation backed debt outstanding. When the G.O. debt and the appropriation debt are added together, the State's debt burden increases but is mitigated by the State's high wealth levels. The combined debt per capita is $1,564, 236% of the national average, and debt per capita as a percent of per capita income is 4.8%, 170% of the national average. In FY97 debt service as a percent of expenditures was 2.3%.



New Jersey's strong economic growth during the past five years and its growing reserves support its strong credit rating. The State's combined debt burden is above average but is mitigated by New Jersey's high wealth levels.



As of July 17, 1998, the State's general obligation ratings were Aa1 by Moody's and AA+ by S&P.



NEW YORK FUND. April 1(st) came and went this year without a budget from New York State for the fourteenth consecutive year. Unlike in past years, there was no major obstacle keeping the executive and legislative branches from agreeing on a spending plan. The biggest issue was allocating the $2 billion FY98 General Fund surplus. Despite this lack of fiscal responsibility, the State is improving and continues to benefit from the strength of the economy, locally and nationally.



As expected, the State finished FY98 with an operating surplus in its General Fund. After many upward revisions, the final tally for the FY98 General Fund surplus was $2 billion, 6% of General Fund revenues. Higher than expected income tax revenues and lower than expected social service costs accounted for the surplus. New York will use $800 million of the surplus to finance expenditures in the FY99 budget. Of the remaining balance, $68 million was transferred to the Tax Stabilization Fund, currently valued at an all-time high of $400 million, 1.2% of revenues. The State also transferred $30 million to the Contingency Reserve

Fund, bringing that balance to $100 million. The remaining $1.1 billion is currently in a General Reserve which has yet to be allocated. The Budget Office anticipates this reserve will be used to fund the Governor's plan to increase the State's share of education expenses for local schools.



New York State's economy continues to grow, albeit slower than the national economy. New York's 1997 private sector job growth of 2%, 115,300 jobs, was the strongest annual growth in a decade. The services sector continues to lead the growth in the State. The State's average unemployment rate was 6.4% in 1997, the national average in 1997 was 4.9%. In February, 1998 the State's unemployment rate was 6.8%, the national average in February was 4.6%. Currently the underlying strength of New York's economy is the financial, insurance, and real estate sector (FIRE). Although the FIRE sector only represents 9.1% of the job market and is experiencing minimal job growth, it is an integral factor in the State's strong financial position. Financial companies on Wall Street have been reaping tremendous profits resulting in higher salaries and even higher year-end bonuses for their employees. In 1997 the State's per capita income was $30,752, 120% of the national average.



The State's debt burden is high, but manageable, given the State's size. New York currently has $55 billion in direct and appropriation debt outstanding. The State's annual debt service obligation is $2.4 billion per year, 4% of Government Fund expenditures. Debt per capita in the State is $3,020, 456% of the Moody's average. For each of the next five years, the State anticipates that new debt issuance will exceed scheduled debt retirement by over $1.5 billion. Additionally, the Governor's proposed budget includes $1 billion in new debt financing for various State projects; over half is for school construction. Due to the size of the State's budget and the State's high wealth levels, the growing debt burden and the Governor's proposed issuance will not lead to a deterioration of New York's credit rating.



The trend continues to be improving given the positive economy and the resulting growth in employment and continued improvements in the State's financial position. New York State's credit rating is negatively impacted by its thin reserves and the continual lack of consensus between its political parties.



As of July 20, 1998, general obligation bonds of the State of New York are rated A2 and A by Moody's and S&P, respectively.



PENNSYLVANIA FUND. The Commonwealth of Pennsylvania experienced stronger economic growth in 1997 after a slow down in growth in 1996. Pennsylvania is expecting to finish FY98 with its sixth consecutive General Fund operating surplus.



The Commonwealth is experiencing strong revenue growth. As of February, 1998, General Fund revenues are ahead of year-to-date estimates by $216 million, 2.1% of revenues. Personal income tax collections are contributing the majority of the increase in revenues. As of February, 1998, personal income tax collections exceeded estimates by 5%, or $180 million. Given the revenue collections, the Governor's office is anticipating finishing FY98 with a $403 million General Fund operating surplus, 2.3% of revenues. The Governor is undecided on how this surplus will be spent. At least 15% of it will be transferred to the Commonwealth's Rainy Day Fund. As of December, 1997, the Rainy Day Fund was valued at $420 million, 2.4% of revenues. The Commonwealth has a target level of 3% of revenues for its Rainy Day Fund.



Job growth in the service and trade sectors led the Commonwealth from 44th in the nation to 17th in terms of employment growth in 1997. Pennsylvania's average unemployment rate in 1997 was 5.2%, the national average was 4.9% in 1997. The unemployment rate at the end of January, 1998, was 4.6% versus the national average of 4.7% in January. Pennsylvania's per capita income in 1997 was $26,058, 102% of the national average.



Pennsylvania has a low debt burden. Per capita debt is $420, 63% of the Moody's average. Total G.O. debt is 1.7% of per capita income, 61% of the Moody's average. For FY99, the Commonwealth is projecting its normal issuance of $500-600 million plus $185 million for the redevelopment of the Philadelphia Naval Ship

Yard. Since the Commonwealth annually issues a comparable amount to its scheduled amortization, the incremental increase of $185 million will have a minor impact on the Commonwealth's $5 billion in outstanding debt.



Pennsylvania is still in the midst of various lawsuits challenging school funding. The suits are challenging the issue of equitable funding for school districts in rural and urban schools. According to the Commonwealth, this lawsuit has been in the courts for some time and will not be resolved in the near future.



The Commonwealth is benefiting from a favorable economy which has lead to improved finances.



As of July 20, 1998, all outstanding general obligation bonds of the Commonwealth of Pennsylvania were rated AA- by S&P and Aa3 by Moody's.


INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions which cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of a Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of a Fund's shares. In addition, each Fund limits its portfolio investments to securities that meet the diversification and quality requirements of Rule 2a-7 under the 1940 Act.

The New York Fund may not, as a fundamental policy:

(1) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities or of a state or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer; except that, as to 50% of the value of the Fund's total assets, the Fund may invest up to 25% of its total assets in the securities of any one issuer. For purposes of this limitation, the Fund will regard as the issuer the entity that has the primary responsibility for the payment of interest and principal.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments. (Any such borrowings under this section will not be collateralized.) If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8) Invest for the purpose of exercising control or management of another issuer.

(9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Fund may invest in Municipal Securities secured by real estate or interests therein and securities of issuers that invest or deal in real estate.

(10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers that invest in or sponsor such programs or leases.

(11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The New York Fund may invest more than 25% of its total assets in industrial development bonds. The New York Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal period, and it has no present intention of borrowing during the coming year.

The Florida, Michigan, New Jersey and Pennsylvania Funds each may not, as a fundamental policy:

(1) Purchase securities (other than securities of the United States Government, its agencies or instrumentalities or of a state or its political subdivisions) if as a result of such purchase more than 25% of the Fund's total assets would be invested in any one industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer; except that, as to 50% of the value of the Fund's total assets, the Fund may invest up to 25% of its total assets in the securities of any one issuer, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund. For purposes of this limitation, the Fund will regard as the issuer the entity that has the primary responsibility for the payment of interest and principal.

(3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments. (Any such borrowings under this section will not be collateralized.) If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Fund may invest in Municipal Securities secured by real estate or interests therein and securities of issuers that invest or deal in real estate.

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

(8) Issue senior securities as defined in the 1940 Act.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. A Fund may invest more than 25% of its total assets in industrial development bonds. The Florida, Michigan, New Jersey and Pennsylvania Funds each have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval.

The Florida, Michigan, New Jersey and Pennsylvania Funds each may not:

(i) Write, purchase or sell puts, calls or combinations thereof, although the Fund may purchase Municipal Securities subject to Standby Commitments, Variable Rate Demand Notes or Repurchase Agreements in accordance with its investment objective and policies.

(ii) Invest for the purpose of exercising control or management of another issuer.

Although the Trust has registered as a "non-diversified" investment company, each Fund must meet the diversification requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 generally provides that a single state money fund shall not, as to 75% of its assets, invest more than 5% of its assets in the securities of an individual issuer, provided that the fund may not invest more than 5% of its assets in the securities of an individual issuer unless the securities are First Tier Securities (as defined in Rule 2a-7).

INVESTMENT MANAGER AND SHAREHOLDER SERVICES


INVESTMENT MANAGER. Scudder Kemper Investments, Inc. ("Scudder Kemper") 345 Park Avenue, New York, New York, is the investment manager for each Fund. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Pursuant to an investment management agreement, Scudder Kemper acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.


The agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Trust in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

The investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust, cast in person at a meeting called for such purpose, and (b) by the shareholders of the Fund subject thereto or the Board of Trustees. It may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund subject thereto, and will terminate automatically upon assignment. If additional Funds become subject to the investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis and the management fee and the expense limitation shall be computed based upon the average daily net assets of all Funds subject to the agreement and shall be allocated among such Funds based upon the relative net assets of such Funds. Additional Funds may be subject to a different agreement.


For the services and facilities furnished, the Funds pay a monthly investment management fee, on a graduated basis of 1/12 of the following annual rates.


                      COMBINED AVERAGE                           ALL
                      DAILY NET ASSETS                          FUNDS
                      ----------------                          -----
$0 - $500 million...........................................    .22 %
$500 - $1 billion...........................................    .20 %
$1 billion - $2 billion.....................................    .175%
$2 billion - $3 billion.....................................    .16 %
Over $3 billion.............................................    .15 %


The table below shows the total advisory fees paid by each Fund for the past three years (after waivers noted below).



                       FUND                          1998         1997       1996
                       ----                          ----         ----       ----
Florida*..........................................  $ 5,000       N.A.       N.A.
Michigan*.........................................  $  N.A.       N.A.       N.A.
New Jersey*.......................................  $     0       N.A.       N.A.
New York..........................................  $32,000        0          0
Pennsylvania*.....................................  $     0       N.A.       N.A.



Scudder Kemper has agreed to temporarily waive its management fee and absorb certain operating expenses of the Funds to the extent described in the prospectus. See "Investment Manager and Shareholder Services" in the prospectus.



The table below shows the total operating expenses of the Funds waived or absorbed for the past three years.



                    FUND                        1998          1997          1996
                    ----                        ----          ----          ----
Florida*....................................  $  4,000          N.A.         N.A.
Michigan*...................................  $   N.A.          N.A.         N.A.
New Jersey*.................................  $  8,000          N.A.         N.A.
New York....................................  $149,000       191,000       57,000
Pennsylvania*...............................  $  5,000          N.A.         N.A.

---------------

* The Florida, New Jersey and Pennsylvania Funds commenced operations on May 22, 1997, May 23, 1997 and May 21, 1997, respectively, and the Michigan Fund commenced operations on April 6, 1998.


Certain trustees or officers of the Trust are also directors or officers of Scudder Kemper and KDI as indicated under "Officers and Trustees."


FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related hereto. Currently, SFAC receives no fee for its services to the Fund; however, subject to Board approval, some time in the future, SFAC may seek payment for its services under this agreement.


DISTRIBUTOR AND ADMINISTRATOR. Pursuant to an administration, shareholder services and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI") serves as distributor, administrator and principal underwriter to the Funds to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall act as agent for each Fund in the sale of Fund shares and shall appoint various firms to provide a cash management service for their customers or clients through a Fund. The firms are to provide such office space and equipment, telephone facilities, personnel and sales literature distribution as is necessary or appropriate for providing information and services to the firms' clients and prospective clients. The Trust pays for the prospectus and shareholder reports to be set in type and printed for existing shareholders and KDI pays for the printing and distribution of copies thereof used in connection with the continuous offering of shares to prospective investors. KDI pays for supplementary sales literature and advertising. For its services as distributor, the Trust pays KDI an annual distribution services fee, payable monthly, of .50% of average daily net assets of each Fund (except Michigan Fund which pays .35%). The distribution agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of the Trust and who have no direct or indirect financial interest in the agreement or in any agreement related thereto. The agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon six months notice. Termination by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a majority vote of the outstanding shares of the Fund subject thereto. The fee payable pursuant to the distribution agreement for a Fund may not be increased without approval of the shareholders of that Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution services agreement are on a Fund by Fund basis. The distribution services fee is charged to the Funds based upon their relative net assets, but the expenditures by KDI under the agreement need not be made on that same basis.

KDI has related administration services and selling group agreements with various broker-dealer firms to provide cash management and other services for Fund shareholders. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, providing automatic investment in Fund shares of client account balances, answering routine inquiries regarding a Fund, assisting clients in changing account options, designations and addresses, and such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. KDI also has services agreements with banking firms to provide the above listed services, except for certain distribution services that the banks may be prohibited from providing, for their clients who wish to invest in a Fund. KDI also may provide some of the above services for a Fund. KDI normally pays the firms at a maximum annual rate of .50% of average net assets of those accounts that they maintain and service. KDI may elect to keep a portion of the total administration fee to compensate itself for functions performed for a Fund or to pay for sales materials or other promotional activities.

Since the distribution agreement provides for fees which are used by KDI to pay for distribution and administration services, the agreement along with the related administrative services and selling group agreements are approved and renewed in accordance with Rule 12b-1 under the 1940 Act which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares.


During the fiscal year ended March 31, 1998, the Florida, New Jersey, New York and Pennsylvania Funds incurred a distribution services fee of $21,000, $18,000, $411,000 and $12,000, respectively. Pursuant to the related services agreements for Florida, New Jersey, New York and Pennsylvania, KDI remitted distribution services fees of $15,000, $15,000, $411,000 and $4,000, respectively, to various firms. During the fiscal year ended March 31, 1998, KDI incurred underwriting, distribution and administrative expenses for Florida, New Jersey, New York and Pennsylvania as follows: service fees to firms $15,000, $15,000, $411,000 and $4,000, respectively, and marketing and sales expenses $2,000, $1,000, $30,000 and $1,000, respectively, for totals of $17,000, $16,000, $441,000 and $5,000, respectively. A portion of the aforesaid marketing and sales expenses could be considered overhead expense.


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Trust. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Trust. IFTC is also the transfer agent of the Trust (see "Purchase of Shares" in the prospectus). Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of Scudder Kemper, serves as "Shareholder Service Agent" of the Trust and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement. During the fiscal year ended March 31, 1998, IFTC remitted shareholder service fees in the amount of $94,000 to KSvC as Shareholder Service Agent.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Trust's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

LEGAL COUNSEL. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Fund.

PORTFOLIO TRANSACTIONS

BROKERAGE

Allocation of brokerage is supervised by Scudder Kemper.

The primary objective of Scudder Kemper in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. Scudder Kemper seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. Scudder Kemper reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is Scudder Kemper's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities: the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Scudder Kemper is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

In selecting among firms believed to meet the criteria for handling a particular transaction, Scudder Kemper may give consideration to those firms that have sold or are selling shares of a Fund managed by Scudder Kemper.

To the maximum extent feasible, it is expected that Scudder Kemper will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of Scudder Kemper. SIS will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Funds for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to Scudder Kemper, it is the opinion of Scudder Kemper that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by Scudder Kemper's staff. Such information may be useful to Scudder Kemper in providing services to clients other than the Funds and not all such information is used by Scudder Kemper in connection with the Funds. Conversely, such information provided to Scudder Kemper by broker/dealers through whom other clients of Scudder Kemper effect securities transactions may be useful to Scudder Kemper in providing services to a Fund.

The Board members for a Fund review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Each Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Trust for such purchases. During the last three fiscal years the Trust paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of a Fund or Scudder Kemper and its affiliates. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Trust determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

The Trust may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of each Fund's shareholders.

Although it is the Trust's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Trust will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of a Fund during any 90-day period for any one shareholder of record.

DIVIDENDS, NET ASSET VALUE AND TAXES

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in additional shares of a Fund normally on the next to last business day of the month. The Trust will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Fund dividends invested without sales charge in shares of another Kemper Fund offering this privilege at the net asset value of such other fund on the reinvestment date. See "Special Features--Exchange Privilege" for a list of such other Kemper Funds. To use this privilege of investing Fund dividends in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in this Fund.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, net investment income consists of (a) accrued interest income plus or minus amortized original issue discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses. Expenses of a Fund are accrued each day. Since a Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value so computed deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends are reinvested monthly and shareholders will receive monthly confirmation of dividends and of purchase and redemption transactions.

NET ASSET VALUE. As described in the prospectus, each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

TAXES. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, a Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by a Fund or are "related persons" to such users; such persons should consult their tax advisers before investing in a Fund.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's "modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from a Fund, may be includible in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE

As reflected in the prospectus, historical performance calculations for the Funds may be shown in the form of "yield," "effective yield," and "tax equivalent yield." These various measures of performance are described below. Scudder Kemper has agreed to absorb certain operating expenses of each Fund to the extent described in the prospectus. Without this expense absorption, the performance results noted herein would have been lower.


Each Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized original issue discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven day period ended March 31, 1998, the Florida Fund's yield was 2.94%, the New Jersey Fund's yield was 2.56%, the New York Fund's yield was 2.85% and the Pennsylvania Fund's yield was 2.72%.



Each Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)365/7- 1. For the seven day period ended March 31, 1998, the Florida Fund's effective yield was 2.98%, the New Jersey Fund's effective yield was 2.59%, the New York Fund's effective yield was 2.90% and the Pennsylvania Fund's effective yield was 2.76%.



The tax equivalent yield of a Fund is computed by dividing that portion of a Fund's yield (computed as described above) which is tax-exempt by (one minus the stated federal and, if applicable, state and local income tax rate) and adding the result to that portion, if any, of the yield of a Fund that is not tax-exempt. Based upon a marginal federal income tax rate of 37.1% for the Florida Fund, a combined federal and Michigan State marginal income tax rate of 39.9% for the Michigan Fund, a combined federal and New Jersey State marginal income tax rate of 41.1% for the New Jersey Fund, a combined federal, New York State and New York City marginal income tax rate of 44.2% for the New York Fund, and a combined federal and Pennsylvania State marginal income tax rate of 38.9% for the Pennsylvania Fund, and a yield computed as described above for the seven day period ended March 31, 1998, the Florida Fund's tax equivalent yield was 4.67%, the New Jersey Fund's tax equivalent yield was 4.27%, the New York Fund's tax equivalent yield was 5.11% and the Pennsylvania Fund's tax equivalent yield was 4.45%. Based upon a marginal federal income tax rate of 37.1% for the seven day period ended March 31, 1998, the New Jersey Fund's tax equivalent yield was 4.07%, the New York Fund's tax equivalent yield was 4.53% and the Pennsylvania Fund's tax-equivalent yield was 4.32%. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.


Each Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Fund is held, but also on such matters as Fund expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Fund with that of its competitors. Past performance cannot be a guarantee of future results.

As indicated in the prospectus (see "Performance"), a Fund's performance may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Fund's performance also may be compared to other money market funds as reported by IBC/Financial Data, Inc.'s ("IBC") or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one-year investment results would be effective annual yields assuming reinvestment of dividends.

The following investment comparisons are based upon information reported by Lipper and IBC. In the comparison of performance to IBC Money Fund Averages(TM) All Taxable and to Lipper Money Market Instrument Funds Average, the performance of each Fund has been adjusted on a taxable equivalent basis assuming the applicable marginal income tax rates noted immediately above (see "Tax-Exempt versus Taxable Yield" below for more information concerning taxable equivalent performance).

IBC FINANCIAL DATA, INC.


                                                                                                                IBC FINANCIAL
                                                                                                                  DATA, INC.
                                                                                                                  MONEY FUND
                                                                                                                AVERAGESTM ALL
                                   FLORIDA        MICHIGAN      NEW JERSEY      NEW YORK      PENNSYLVANIA      TAX-FREE MONEY
           PERIOD                    FUND           FUND           FUND           FUND            FUND           MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------
7 Days Ended 3/30/98........         2.93%              NA%        2.59%          2.87%           2.70%              3.05%
1 Month Ended 3/31/98.......         2.53               NA         2.23           2.44            2.42               2.80



                                  FLORIDA         MICHIGAN       NEW JERSEY       NEW YORK       PENNSYLVANIA      IBC FINANCIAL
                                    FUND            FUND            FUND            FUND             FUND            DATA, INC.
                                  TAXABLE         TAXABLE         TAXABLE         TAXABLE          TAXABLE           MONEY FUND
                                 EQUIVALENT      EQUIVALENT      EQUIVALENT      EQUIVALENT       EQUIVALENT       AVERAGESTM ALL
          PERIOD                   BASIS*          BASIS*          BASIS*          BASIS*           BASIS*            TAXABLE
---------------------------------------------------------------------------------------------------------------------------------
7 Days Ended 3/30/98.......         4.66%             NA%           4.33%           5.14%            4.41%              5.05%
1 Month Ended 3/31/98......         4.02              NA            3.79            4.37             3.95               5.03


LIPPER ANALYTICAL SERVICES, INC.


                                                                                                                  LIPPER ALL
                                                                                                                  TAX-EXEMPT
                                   FLORIDA        MICHIGAN      NEW JERSEY      NEW YORK      PENNSYLVANIA       MONEY MARKET
           PERIOD                    FUND           FUND           FUND           FUND            FUND          FUNDS AVERAGE
------------------------------------------------------------------------------------------------------------------------------
1 Month Ended 3/31/98.......         .21%             NA%           .19%           .21%            .21%               .24%
3 Months Ended 3/31/98......         .63              NA            .57            .63             .63                .70



                                                                                                                       LIPPER
                                  FLORIDA         MICHIGAN       NEW JERSEY       NEW YORK       PENNSYLVANIA          MONEY
                                    FUND            FUND            FUND            FUND             FUND              MARKET
                                  TAXABLE         TAXABLE         TAXABLE         TAXABLE          TAXABLE           INSTRUMENT
                                 EQUIVALENT      EQUIVALENT      EQUIVALENT      EQUIVALENT       EQUIVALENT           FUNDS
          PERIOD                   BASIS*          BASIS*          BASIS*          BASIS*           BASIS*            AVERAGE
---------------------------------------------------------------------------------------------------------------------------------
1 Month Ended 3/31/98......          .33%             NA%            .32%            .38%             .34%               .41%
3 Months Ended 3/31/98.....         1.00              NA             .97            1.13             1.03               1.20


--------------------------------------------------------------------------------
  *  Source: Scudder Kemper (not reported in IBC or Lipper).

NA  Not applicable.


A Fund's performance also may be compared on an after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts or interest bearing checking accounts as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 of the leading bank and thrift institutions in the ten largest Consolidated Standard Metropolitan Statistical Areas. Account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in a Fund are not insured. Bank passbook savings accounts share some liquidity features with money market mutual fund accounts but they may not offer all the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of a Fund fluctuates. Bank checking accounts normally do not pay interest but share some liquidity features with money market mutual fund accounts (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity normally will be subject to a penalty. In contrast, shares of a Fund are redeemable at the net asset value (normally $1.00 per share) next determined after a request is received, without charge.

Investors also may want to compare a Fund's performance on an after-tax basis to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the value of obligations with shorter maturities will fluctuate less than those with longer maturities. A Fund's yield will fluctuate. Also, while each Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

A Fund's performance also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.


TAX-EXEMPT VERSUS TAXABLE YIELD. You may want to determine which investment--tax-exempt or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that a Fund may generate. Both tables are based upon current law as to the 1998 federal and 1997 state tax rates and brackets.



TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS UNDER
                                    $124,500

--------------------------------------------------------------------------------

      SINGLE
                            JOINT                    YOUR
                                                   MARGINAL              A TAX-EXEMPT YIELD OF:
                                                  FEDERAL TAX
  TAXABLE INCOME                                     RATE               2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$25,350 - $61,400    $42,350 - $102,300              28.0%            2.78       4.17       5.56
---------------------------------------------------------------------------------------------------
Over $61,400         Over $102,300                   31.0             2.90       4.35       5.80
===================================================================================================

      SINGLE

                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
                        IS EQUIVALENT TO A TAXABLE
                                YIELD OF:
----------------------------------------------------
$25,350 - $61,400     6.94        8.33       9.72
----------------------------------------------------
Over $61,400          7.25        8.70      10.14
====================================================


--------------------------------------------------------------------------------

      SINGLE
                            JOINT                  COMBINED
                                                   MICHIGAN              A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                   TAX RATE             2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$25,350 - $61,400    $42,350 - $102,300              31.2%            2.91       4.36       5.81
---------------------------------------------------------------------------------------------------
Over $61,400         Over $102,300                   34.0             3.03       4.55       6.06
===================================================================================================

      SINGLE

                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
                        IS EQUIVALENT TO A TAXABLE
                                YIELD OF:
---------------------------------------------------
$25,350 - $61,400     7.26        8.72      10.17
---------------------------------------------------
Over $61,400          7.58        9.10      10.61
===================================================

--------------------------------------------------------------------------------

      SINGLE
                            JOINT                  COMBINED
                                                  NEW JERSEY             A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                   TAX RATE             2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$25,350 - $35,000    $42,350 - $50,000               29.3%            2.83       4.24       5.65
---------------------------------------------------------------------------------------------------
                     $50,000 - $70,000               29.8             2.85       4.27       5.70
---------------------------------------------------------------------------------------------------
$35,000 - $40,000    $70,000 - $80,000               30.5             2.88       4.32       5.76
---------------------------------------------------------------------------------------------------
$40,000 - $61,400    $80,000 - $102,300              32.0             2.94       4.41       5.88
---------------------------------------------------------------------------------------------------
$61,400 - $75,000    $102,300 - $150,000             34.8             3.07       4.60       6.14
---------------------------------------------------------------------------------------------------
Over $75,000         Over $150,000                   35.4             3.10       4.64       6.19
===================================================================================================

      SINGLE

                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
-------------------
$25,350 - $35,000     7.07        8.48       9.90
-------------------
                      7.12        8.54       9.97
-------------------
$35,000 - $40,000     7.20        8.64      10.07
-------------------
$40,000 - $61,400     7.35        8.82      10.29
-------------------
$61,400 - $75,000     7.67        9.20      10.74
-------------------
Over $75,000          7.74        9.29      10.84
===================


--------------------------------------------------------------------------------

      SINGLE
                            JOINT                  COMBINED
                                                  N.Y. CITY,
                                                  N.Y. STATE             A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                  TAX RATE**            2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$25,350 - $61,400    $42,350 - $102,300              36.1%            3.13       4.69       6.26
---------------------------------------------------------------------------------------------------
Over $61,400         Over $102,300                   38.8             3.27       4.90       6.54
===================================================================================================

      SINGLE

                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
-------------------
$25,350 - $61,400     7.82        9.39      10.95
-------------------
Over $61,400          8.17        9.80      11.44
===================


--------------------------------------------------------------------------------

      SINGLE
                            JOINT                   COMBINED
                                                  PENNSYLVANIA            A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                    TAX RATE             2%         3%         4%
                                                                        IS EQUIVALENT TO A TAXABLE
                                                                                YIELD OF:
----------------------------------------------------------------------------------------------------
$25,350 - $61,400    $42,350 - $102,300               30.0%            2.86       4.29       5.72
----------------------------------------------------------------------------------------------------
Over $61,400         Over $102,300                    32.9             2.98       4.47       5.96
====================================================================================================

      SINGLE

                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
-------------------
$25,350 - $61,400     7.14        8.57      10.00
-------------------
Over $61,400          7.46        8.95      10.44
===================



 TAXABLE EQUIVALENT YIELD TABLE FOR PERSONS WHOSE ADJUSTED GROSS INCOME IS OVER
                                    $124,500

--------------------------------------------------------------------------------

      SINGLE
                            JOINT                    YOUR
                                                   MARGINAL              A TAX-EXEMPT YIELD OF:
                                                  FEDERAL TAX
  TAXABLE INCOME                                     RATE               2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$61,400 - $128,100   $102,300 - $155,950             31.9%            2.94       4.41       5.87
---------------------------------------------------------------------------------------------------
$128,100 - $278,450  $155,950 - $278,450             37.1             3.18       4.77       6.36
---------------------------------------------------------------------------------------------------
Over $278,450        Over $278,450                   40.8             3.38       5.07       6.76
===================================================================================================

      SINGLE

                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
-------------------
$61,400 - $128,100    7.34        8.81      10.28
-------------------
$128,100 - $278,450   7.95        9.54      11.13
-------------------
Over $278,450         8.45       10.14      11.82
===================


--------------------------------------------------------------------------------

      SINGLE                JOINT                  COMBINED
                                                   MICHIGAN              A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                   TAX RATE             2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$61,400 - $128,100   $102,300 - $155,950             34.9%            3.07       4.61       6.14
---------------------------------------------------------------------------------------------------
$128,100 - $278,450  $155,950 - $278,450             39.9             3.33       4.99       6.66
---------------------------------------------------------------------------------------------------
Over $278,450        Over $278,450                   43.4             3.53       5.30       7.07
===================================================================================================

      SINGLE
                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
-------------------
$61,400 - $128,100    7.68        9.22      10.75
-------------------
$128,100 - $278,450   8.32        9.98      11.65
-------------------
Over $278,450         8.83       10.60      12.37
===================

--------------------------------------------------------------------------------

      SINGLE                JOINT                  COMBINED
                                                  NEW JERSEY             A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                   TAX RATE             2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$61,400 - $75,000    $102,300 - $150,000             35.7%            3.11       4.67       6.22
---------------------------------------------------------------------------------------------------
$75,000 - $128,100   $150,000 - $155,950             36.2             3.13       4.70       6.27
---------------------------------------------------------------------------------------------------
$128,100 - $278,450  $155,950 - $278,450             41.1             3.40       5.09       6.79
---------------------------------------------------------------------------------------------------
Over $278,450        Over $278,450                   44.6             3.61       5.42       7.22
===================================================================================================

      SINGLE
                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
                        IS EQUIVALENT TO A TAXABLE
                                YIELD OF:
------------------------------------------------------
$61,400 - $75,000     7.78        9.33      10.89
------------------------------------------------------
$75,000 - $128,100    7.84        9.40      10.97
------------------------------------------------------
$128,100 - $278,450   8.49       10.19      11.88
------------------------------------------------------
Over $278,450         9.03       10.83      12.64
======================================================


--------------------------------------------------------------------------------

      SINGLE                JOINT                  COMBINED
                                                  N.Y. CITY,
                                                  N.Y. STATE             A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                  TAX RATE**            2%         3%         4%
                                                                       IS EQUIVALENT TO A TAXABLE
                                                                               YIELD OF:
---------------------------------------------------------------------------------------------------
$61,400 - $128,100   $102,300 - $155,950             39.6%            3.31       4.97       6.62
---------------------------------------------------------------------------------------------------
$128,100 - $278,450  $155,950 - $278,450             44.2             3.58       5.38       7.17
---------------------------------------------------------------------------------------------------
Over $278,450        Over $278,450                   47.5             3.81       5.71       7.62
===================================================================================================

      SINGLE

                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
                        IS EQUIVALENT TO A TAXABLE
                                YIELD OF:
---------------------------------------------------
$61,400 - $128,100    8.28        9.93      11.59
---------------------------------------------------
$128,100 - $278,450   8.96       10.75      12.54
---------------------------------------------------
Over $278,450         9.52       11.43      13.33
===================================================


--------------------------------------------------------------------------------

      SINGLE                JOINT                   COMBINED
                                                  PENNSYLVANIA            A TAX-EXEMPT YIELD OF:
                                                  AND FEDERAL
  TAXABLE INCOME                                    TAX RATE             2%         3%         4%
                                                                        IS EQUIVALENT TO A TAXABLE
                                                                                YIELD OF:
----------------------------------------------------------------------------------------------------
$61,400 - 128,100    $102,300 - $155,950              33.8%            3.02       4.53       6.04
----------------------------------------------------------------------------------------------------
$128,100 - $278,450  $155,950 - $278,450              38.9             3.27       4.91       6.55
----------------------------------------------------------------------------------------------------
Over $278,450        Over $278,450                    42.5             3.48       5.22       6.96
====================================================================================================

      SINGLE
                         A TAX-EXEMPT YIELD OF:

  TAXABLE INCOME        5%         6%         7%
                        IS EQUIVALENT TO A TAXABLE
                                YIELD OF:
----------------------------------------------------
$61,400 - 128,100     7.55        9.06      10.57
----------------------------------------------------
$128,100 - $278,450   8.18        9.82      11.46
----------------------------------------------------
Over $278,450         8.70       10.43      12.17
====================================================



 * This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $124,500. For a married couple with adjusted gross income between $186,800 and $309,300 (single between $124,500 and $247,000), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).

** The tables do not reflect the impact of the New York State Tax Table Benefit
   Recapture that is intended to eliminate the benefit of the graduated rate structure and applies to taxable income between $100,000 and $150,000.

OFFICERS AND TRUSTEES

The officers and trustees of the Funds, their birthdates, their principal occupations and their affiliations, if any, with Scudder Kemper and KDI, are listed below. All persons named as trustees also serve in similar capacities for other funds advised by Scudder Kemper.

DAVID W. BELIN (6/20/28), Trustee, 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Lamson McCormick Zumbach Flynn, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.


DONALD L. DUNAWAY (3/8/37), Trustee, 7515 Pelican Bay Boulevard, Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).


ROBERT B. HOFFMAN (12/11/36), Trustee, 800 North Lindbergh Boulevard, St. Louis, Missouri; Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

SHIRLEY D. PETERSON (7/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice; Director Bethlehem Steel Corp.


DANIEL PIERCE (3/18/34), Chairman and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper; Director, Fiduciary Trust Company and Fiduciary Company Incorporated.


WILLIAM P. SOMMERS (7/22/33), Trustee, 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); formerly, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

EDMOND D. VILLANI (3/4/47), Trustee*, 345 Park Avenue, New York, New York; President, Chief Executive Officer and Managing Director, Scudder Kemper.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.


PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President, Scudder Kemper.



THOMAS W. LITTAUER (4/26/55), Vice President*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.



ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.



ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.


KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.


LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.


JOHN R. HEBBLE (6/27/58), Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.



CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.


MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper.


ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Vice President, Scudder Kemper; and Vice President, KDI.


*Interested persons as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows estimated amounts to be paid or accrued to those trustees who are not designated "interested persons" during the Trust's current fiscal year based upon a new fee schedule, except that the information in the last column is actual amounts paid or accrued for the calendar year 1997.



                                                                                       TOTAL
                                                                 ESTIMATED         COMPENSATION
                                                                COMPENSATION       KEMPER FUNDS
                      NAME OF TRUSTEE                            FROM TRUST     PAID TO TRUSTEES(2)
                      ---------------                           ------------    -------------------
David W. Belin(1)...........................................       $1,740            $168,100
Lewis A. Burnham............................................        1,740             117,800
Donald L. Dunaway(1)........................................        1,740             162,700
Robert B. Hoffman...........................................        1,740             109,400
Donald R. Jones.............................................        1,740             114,200
Shirley D. Peterson.........................................        1,740             114,000
William P. Sommers..........................................        1,740             109,400


---------------

(1) Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Kemper Funds. Deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds-Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and all prior fiscal years for the New York Fund are $4,400 for Mr. Belin and $4,400 for Mr. Dunaway.



(2) Includes compensation for service on the Boards of 25 Kemper funds with 43 fund portfolios. Each trustee currently serves as a trustee of 26 Kemper Funds and 48 fund portfolios. Total compensation does not reflect amounts paid by Scudder Kemper to the trustees for meetings regarding the combination of Scudder and ZKI. Such amounts totaled $21,900, $25,400, $21,900, $17,300, $20,800, $24,200 and $21,900 for Messrs. Belin, Burnham,
    Dunaway, Hoffman, Jones, Peterson and Sommers.

On July 1, 1998, the trustees and officers as a group owned less than 1% of the then outstanding shares of each Fund. As of July 1, 1998, no shareholder owned of record more than 5% of the outstanding shares of the Funds except as shown below:



                       FUND                                      NAME AND ADDRESS          PERCENTAGE
                       ----                                      ----------------          ----------
Florida...........................................     **  J.B. Hanauer & Company            98.48
                                                           Gatehall Corporation Center
                                                           4 Gatehall Drive
                                                           Parsippany, NJ 07054
Michigan..........................................     **  Roney & Co                        99.69
                                                           1 Griswold
                                                           Detroit, MI 48226
New Jersey........................................     **  J.B. Hanauer & Company            95.63
                                                           Gatehall Corporation Center
                                                           4 Gatehall Drive
                                                           Parsippany, NJ 07054
New York..........................................     **  NISC                              38.17
                                                           55 Water Street
                                                           New York, NY 10041

                                                       **  J.B. Hanauer & Company            16.04
                                                           Gatehall Corporation Center
                                                           4 Gatehall Drive
                                                           Parsippany, NJ 07054

                                                       **  Southwest Securities, Inc.        10.24
                                                           1201 Elm Street
                                                           Suite 4300
                                                           Dallas, TX 75270

                                                       **  ABN AMRO Chicago Corporation      14.15
                                                           208 S LaSalle Street
                                                           Chicago, IL 60604

                                                       **  E Trade                           18.48
                                                           4 Embarcadero Place
                                                           2400 Geng Road
                                                           Palo Alto, CA 94303

Pennsylvania......................................      *  Scudder Kemper Investments,       56.94
                                                           Inc.
                                                           222 S. Riverside Plaza
                                                           Chicago, IL 60606


---------------
 * Record and beneficial owner.

** Record owner only.

SPECIAL FEATURES

EXCHANGE PRIVILEGE. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper

Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Series, Inc., Kemper Value+Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper U.S. Growth and Income Fund, Kemper-Dreman Financial Services Fund, Kemper Value Fund, Kemper Classic Growth Fund and Kemper Global Discovery Fund ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Money Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund with a value in excess of $1,000,000, other than Kemper Cash Reserves Fund, acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15 Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the Funds of Investors Municipal Cash Fund are available for sale only in the following states and federal district:



    FLORIDA FUND         MICHIGAN FUND        NEW JERSEY FUND        NEW YORK FUND       PENNSYLVANIA FUND
    ------------         -------------        ---------------        -------------       -----------------
Alabama               California            California            California            California
California            District of Columbia  Connecticut           Connecticut           Connecticut
District of Columbia  Florida               Delaware              District of Columbia  Delaware
Florida               Georgia               District of Columbia  Florida               District of Columbia
Georgia               Illinois              Florida               Georgia               Florida
Illinois              Indiana               Georgia               Indiana               Georgia
Indiana               Michigan              Illinois              Illinois              Illinois
Missouri              Missouri              Indiana               Missouri              Indiana
New Jersey            New Jersey            Maryland              New Jersey            Maryland
Ohio                  Ohio                  Massachusetts         New York              Michigan
Pennsylvania          Pennsylvania          Missouri              Ohio                  Missouri
Virginia              Virginia              New Jersey            Pennsylvania          New Jersey
                                            New York              Texas                 Ohio
                                            Ohio                  Virginia              Pennsylvania
                                            Pennsylvania                                Vermont
                                            Virginia                                    Virginia
                                            West Virginia                               West Virginia


The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.

SYSTEMATIC WITHDRAWAL PROGRAM. The owner of $5,000 or more of a Fund's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The minimum periodic payment is $100. Shares are redeemed so that the payee will receive payment approximately the first of the month. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The right is reserved to amend the systematic withdrawal program on 30 days' notice. The program may be terminated at any time by the shareholder or the Trust. Firms provide varying arrangements for their clients to redeem Fund shares on a periodic basis. Such firms may independently establish minimums for such services.

ELECTRONIC FUNDS TRANSFER PROGRAMS. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your Fund account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact KSvC at 1-800-621-1048 or the firm through which their account was established for more information. These programs may not be available through some firms that distribute Fund shares.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Funds ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of a Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, establishing a fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Fund or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholder
Investors Municipal Cash Fund--
  Investors Michigan Municipal Cash Fund

We have audited the accompanying statement of net assets of Investors Municipal Cash Fund--Investors Michigan Municipal Cash Fund as of February 13, 1998. This statement of net assets is the responsibility of the Trust's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Investors Municipal Cash Fund--Investors Michigan Municipal Cash Fund at February 13, 1998 in conformity with generally accepted accounting principles.

                                             Ernst & Young LLP

Chicago, Illinois
February 13, 1998

INVESTORS MUNICIPAL CASH FUND--
  INVESTORS MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF NET ASSETS--FEBRUARY 13, 1998

                           ASSETS
Cash........................................................    $100,000
                                                                ========
                         NET ASSETS
Net assets, applicable to 100,000 shares of beneficial
  interest (unlimited number of shares authorized, no par
  value) outstanding........................................    $100,000
                                                                ========
                   THE PRICING OF SHARES
Net asset value and redemption price per share ($100,000 /
  100,000 shares outstanding)...............................    $   1.00

---------------

NOTES:

Investors Municipal Cash Fund (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on March 2, 1990. All shares of beneficial interest of Investors Michigan Municipal Cash Fund of the Trust were issued to Scudder Kemper Investments, Inc. ("Scudder Kemper"), the investment manager on February 13, 1998 for $100,000 cash. The Trust may establish multiple series; currently five series have been established.

The costs of organization of the Funds will be paid by Scudder Kemper.

APPENDIX--RATINGS OF INVESTMENTS

The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for Municipal Securities are Aaa and Aa. Municipal Securities rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Securities which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated Municipal Securities. The Aaa and Aa rated Municipal Securities comprise what are generally known as "high grade."

The two highest ratings of Standard & Poor's Corporation ("S&P") for Municipal Securities are AAA (Prime) and AA (High Grade). Municipal Securities rated AAA are "obligations of the highest quality." The S&P rating of AA is accorded issues with investment characteristics "only slightly less marked than those of the prime quality issues."

The two highest ratings of Fitch Investors Service, Inc. ("Fitch") for Municipal Securities are AAA and AA. Municipal Securities rated AAA are considered to be investment grade and of the highest credit quality. The Fitch rating of AA is considered to be investment grade and of very high credit quality.

The two highest ratings of Duff & Phelps, Inc. ("Duff") for Municipal Securities are AAA and AA. Municipal Securities rated AAA are of the highest credit quality and have the highest rating assigned by Duff for a debt obligation. The Duff rating of AA is considered to be of high credit quality.

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

An S&P municipal and corporate commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. The designation A-1 indicates that the degree of safety regarding timely payment is very strong. The designation A-2 indicates the capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1."

The "other debt securities" included in the definition of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA or AA by S&P or Aaa or Aa by Moody's. Corporate debt obligations rated AAA by S&P are "highest grade obligations." Obligations bearing the rating of AA also qualify as "high grade obligations" and "in the majority of instances differ from AAA issues only in small degree." The Moody's corporate debt ratings of Aaa and Aa do not differ materially from those set forth above for Municipal Securities.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

After its purchase by a Fund, an issue of Municipal Securities or a temporary investment may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but the Fund's investment adviser will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by S&P, Moody's, Fitch or Duff for Municipal Securities or temporary investments may change as a result of changes in such organizations, or changes in their rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities or temporary investments in accordance with the investment policies contained herein.

Investors Municipal Cash Fund                                                  2
--------------------------------------------------------------------------------
TAX-EXEMPT NEW YORK MONEY MARKET FUND
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
(A)VARIABLE RATE DEMAND SECURITIES
New York State
  Energy Research and Development Authority:
    Brooklyn Union Gas Project
      3.60%                                        $  4,480
    Electric & Gas Corp. Project
      3.65%                                           1,500
    Niagara Mohawk Power Corp. Project
      3.83%                                          19,750
  Housing Finance Agency:
    East 84th Street
      3.60%                                           2,000
    Hospital for Special Surgery
      3.30%                                             960
    Normandie Court I
      3.50%                                           1,500
    Trackside Homes Phase III
      3.60%                                             195
    250 West 50th Street
      3.60%                                           1,500
  Job Development Authority
      3.94%                                           2,855
  Local Government Assistance Corp.
      3.45%                                           2,500
  Medical Care Facilities Finance Agency:
    Lenox Hill Hospital Project
      3.60%                                             600
    Pooled Equipment Loan Program
      3.60%                                             300
-----------------------------------------------------------
Babylon
  Industrial Development Agency:
    J. D'Addario & Co., Inc. Project
      3.60%                                           2,100
    OFS Equity of Babylon, Inc. Project
      3.70%                                           2,000
-----------------------------------------------------------

                                                    Value
Franklin County
Industrial Development Agency
      3.95%                                        $    300
-----------------------------------------------------------
New York City
  General Obligation
      3.77%                                          12,800
  Health and Hospitals Corp.
      3.50%                                           2,000
  Housing Development Corp.:
    Columbus Gardens Project
      3.45%                                           3,800
    100 Jane Street
      3.65%                                           3,700
    West 43rd Street
      3.65%                                             700
  Municipal Water Finance Authority
      4.00%                                           4,700
  Trust for Cultural Resources
      3.35%                                           1,500
-----------------------------------------------------------
St. Lawrence County
Industrial Development Agency
      3.70%                                             500
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--69.4%
(average maturity: 4 days)                           72,240
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    Value
OTHER SECURITIES
New York State
  Dormitory Authority:
    Columbia University
      3.50%, 6/22/98                               $  1,845
    Memorial Sloan-Kettering Cancer Center
      3.05% - 3.60%, 4/3/98 - 5/11/98                 3,800
    Second Short-Term Revenue Notes
      3.75% - 4.00%, 5/14/98 - 6/26/98                3,237
  Environmental Facilities Corp.
      3.00%, 4/3/98                                   2,000
  General Obligation
      3.65%, 6/25/98                                  5,000
  Power Authority
      3.30% - 3.65%, 5/1/98                           4,850
-----------------------------------------------------------
New York City
Municipal Water Finance Authority
      3.45%, 5/8/98                                   3,500
-----------------------------------------------------------
Buffalo
Revenue Anticipation Notes
      3.82%, 8/5/98                                   3,006
-----------------------------------------------------------

                                                    Value
Monroe County
General Obligation
      3.25% - 3.35%, 5/11/98                       $  3,000
-----------------------------------------------------------
Nassau County
  Bond Anticipation Notes
      3.60%, 8/17/98                                  3,005
  Revenue Anticipation Notes
      3.85%, 4/10/98                                  2,000
-----------------------------------------------------------

TOTAL OTHER SECURITIES--33.8%
(average maturity: 60 days)                          35,243
-----------------------------------------------------------

TOTAL INVESTMENTS--103.2%
(average maturity: 22 days)                         107,483
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(3.2%)               (3,285)
-----------------------------------------------------------

NET ASSETS--100%                                   $104,198
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Investors Municipal Cash Fund                                                  4
--------------------------------------------------------------------------------
INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
PENNSYLVANIA OBLIGATIONS
-----------------------------------------------------------
Pennsylvania State
  Higher Education Assistance Agency
      3.80%                                          $  100
  Higher Education Facilities Authority
      3.70%                                             100
-----------------------------------------------------------
Allegheny County
Industrial Development Authority
      3.70%                                             100
-----------------------------------------------------------
Chester County
Industrial Development Authority
      3.90%                                             100
-----------------------------------------------------------
Dauphin County
General Authority
      3.75%                                             100
-----------------------------------------------------------
Delaware County
Industrial Development Authority
      3.80%                                             100
-----------------------------------------------------------
Emmaus
General Authority
      3.70%                                             100
-----------------------------------------------------------
Erie County
Hospital Authority
      3.80%                                             100
-----------------------------------------------------------
Gettysburg
Industrial Development Authority
      3.75%                                             100
-----------------------------------------------------------
Indiana County
Industrial Development Authority
      3.65%                                             100
-----------------------------------------------------------
Lehigh County
  Industrial Development Authority
      3.40%                                             100
  Lehigh Valley Hospital
      3.70%                                             100
-----------------------------------------------------------

                                                     Value
Northumberland County
Foster Wheeler Mount Carmel Project
      3.80%                                          $   95
-----------------------------------------------------------
Philadelphia
  Authority for Industrial Development
    Fox Chase Cancer Center Project
      3.75%                                             100
    Harbor View Towers Project
      4.15%                                             100
-----------------------------------------------------------
Quakertown
Hospital Authority
      3.75%                                             100
-----------------------------------------------------------
Schuylkill County
Industrial Development Authority
      3.70%                                             100
-----------------------------------------------------------
Washington County
Higher Education Pooled Equipment Leasing Program
      3.75%                                             100
-----------------------------------------------------------
OTHER OBLIGATIONS
-----------------------------------------------------------
Florida
Hillsborough County
Industrial Development Authority
      3.80%                                             100
-----------------------------------------------------------
Puerto Rico
Government Development Bank
      3.38%                                             100
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--62.4%
(average maturity: 6 days)                            1,995
-----------------------------------------------------------

Investors Municipal Cash Fund                                                  5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
OTHER SECURITIES
Allegheny County
Industrial Development Authority
      3.35%, 6/12/98                                 $  200
-----------------------------------------------------------
Beaver County
Industrial Development Authority
      3.60%, 7/20/98                                    100
-----------------------------------------------------------
Carbon County
Industrial Development Authority
      3.25%, 4/3/98                                     100
-----------------------------------------------------------
Delaware County
Industrial Development Authority
      3.50%, 4/28/98                                    100
-----------------------------------------------------------
Montgomery County
Industrial Development Authority
      3.30%, 5/12/98                                    100
-----------------------------------------------------------

                                                     Value

Philadelphia
Gas Works Revenue
      3.40%, 4/15/98                                 $  500
-----------------------------------------------------------
Venango
Industrial Development Authority
      3.55%, 6/25/98                                    100
-----------------------------------------------------------

TOTAL OTHER SECURITIES--37.6%
(average maturity: 41 days)                           1,200
-----------------------------------------------------------

TOTAL INVESTMENTS AND NET ASSETS--100%
(average maturity: 19 days)                          $3,195
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Investors Municipal Cash Fund                                                  6
--------------------------------------------------------------------------------
INVESTORS FLORIDA MUNICIPAL CASH FUND
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
FLORIDA OBLIGATIONS
-----------------------------------------------------------
Dade County
  Aviation Facilities
      3.65%                                          $  360
  Capital Asset Acquisition
      4.35%                                             400
  Industrial Development Authority
    Dolphins Stadium Project
      3.70%                                             300
    Stephen Greene Project
      3.75%                                             385
-----------------------------------------------------------
Hillsborough County
Industrial Development Authority
      3.80%                                             500
-----------------------------------------------------------
Jacksonville
  Industrial Development Authority
      3.70%                                             300
  Trailer Marine Transport Corp. Project
      3.45%                                             300
-----------------------------------------------------------
Lake Wales
Medical Centers Revenue
      3.70%                                             300
-----------------------------------------------------------
Orlando
Republic Drive Interchange Project
      3.65%                                             200
-----------------------------------------------------------
Pinellas County
Health Revenue
      3.65%                                             300
-----------------------------------------------------------
St. Lucie County
Pollution Control Revenue
      3.85%                                             300
-----------------------------------------------------------
OTHER OBLIGATIONS
-----------------------------------------------------------
California
Los Angeles International Airport
      3.75%                                             200
-----------------------------------------------------------
District of Columbia
General Obligation
      3.85%                                             200
-----------------------------------------------------------

                                                     Value
Montana
Forsyth
Pollution Control Revenue
      3.70%                                          $  200
-----------------------------------------------------------
New York
  Babylon
  Industrial Development Authority
      3.70%                                             100
  New York City
  General Obligation
      3.80%                                             225
-----------------------------------------------------------
Oregon
Port of Morrow
Portland General Electric Co. Boardman Project
      4.10%                                             300
-----------------------------------------------------------
Texas
Brazos River Authority
Pollution Control Revenue
      4.05%                                             100
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--65.3%
(average maturity: 4 days)                            4,970
-----------------------------------------------------------

OTHER SECURITIES
Hillsborough County
Aviation Authority
      3.50%, 7/17/98                                    500
-----------------------------------------------------------
Jacksonville
Electric Authority
      3.35%, 6/12/98                                    200
-----------------------------------------------------------
Orange County
  Commercial Paper Notes
      3.00% - 3.15%, 4/2/98                             300
  West Orange Memorial Hospital Tax District
      3.35%, 4/27/98                                    200
-----------------------------------------------------------
Orlando
Capital Improvement Revenue
      3.60%, 6/11/98                                    200
-----------------------------------------------------------

 Investors Municipal Cash Fund                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     Value
Pinellas County
Educational Facilities Authority
      3.00%, 4/6/98                                  $  100
-----------------------------------------------------------
Sarasota County
Public Hospital District
      3.20%, 4/3/98                                     200
-----------------------------------------------------------
Sunshine State Governmental Financing Commission
      3.15% - 3.55%, 4/13/98 - 6/23/98                  800
-----------------------------------------------------------
Puerto Rico
Government Development Bank
      3.25%, 4/8/98                                     100
-----------------------------------------------------------

TOTAL OTHER SECURITIES--34.2%
(average maturity: 58 days)                           2,600
-----------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(average maturity: 23 days)                           7,570
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--.5%             41
-----------------------------------------------------------

NET ASSETS--100%                                     $7,611
-----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Investors Municipal Cash Fund                                                 8
--------------------------------------------------------------------------------
INVESTORS NEW JERSEY MUNICIPAL CASH FUND
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
(A)VARIABLE RATE DEMAND SECURITIES
NEW JERSEY OBLIGATIONS
-----------------------------------------------------------
New Jersey State
  Economic Development Authority:
    400 International Drive Partners
      3.55%                                          $  200
    El Dorado Terminals Co.
      3.70%                                             100
    Epitaxx Inc. Project
      4.28%                                             200
    Hoffmann - La Roche Inc. Project
      3.45%                                             200
    National Utility Investors Corp. Project
      3.60%                                             200
    Natural Gas Co. Project
      3.30%                                             200
    Pollution Control Revenue
      3.38%                                             200
    TRU Urban Renewal Corp. Project
      3.80%                                             200
    Thermal Energy Facilities Revenue
      3.40%                                             100
  Sports and Exposition
      3.45%                                             200
  Turnpike Authority
      3.15%                                             200
-----------------------------------------------------------
Union County
Pollution Control Revenue
      3.40%                                             200
-----------------------------------------------------------
OTHER OBLIGATIONS
-----------------------------------------------------------
Alabama
Phenix City
Industrial Development Board
      3.80%                                             200
-----------------------------------------------------------
District of Columbia
General Obligation
      3.75%                                             200
-----------------------------------------------------------
Florida
Hillsborough County
Industrial Development Authority
      3.80%                                             200
-----------------------------------------------------------

                                                     Value
Oregon
Port of Morrow
Portland General Electric Co. Boardman Project
      4.10%                                          $  200
-----------------------------------------------------------

TOTAL VARIABLE RATE DEMAND
SECURITIES--64.3%
(average maturity: 3 days)                            3,000
-----------------------------------------------------------

OTHER SECURITIES
New Jersey State
  Economic Development Authority
      3.10%, 4/3/98                                     500
  Education Facilities Authority
      3.15%, 4/7/98                                     300
  Port Authority
      3.40%, 7/17/98                                    200
  Tax and Revenue Anticipation Notes
      3.60%, 5/13/98                                    100
-----------------------------------------------------------
Salem County
Pollution Control Revenue
      3.05% - 3.25% , 5/4/98                            200
-----------------------------------------------------------
Puerto Rico
Government Development Bank
      3.25%, 4/8/98                                     100
-----------------------------------------------------------
TOTAL OTHER SECURITIES--30.0%
(average maturity: 27 days)                           1,400
-----------------------------------------------------------
TOTAL INVESTMENTS--94.3%
(average maturity: 11 days)                           4,400
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--5.7%           265
-----------------------------------------------------------

NET ASSETS--100%                                     $4,665
-----------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at March 31, 1998.
See accompanying Notes to Financial Statements.

Investors Municipal Cash Fund                                                  9
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
INVESTORS MUNICIPAL CASH FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund and Investors New Jersey Municipal Cash Fund, comprising Investors Municipal Cash Fund, as of March 31, 1998, the related statements of operations and changes in net assets for the periods indicated therein and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Investors Municipal Cash Fund at March 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
May 18, 1998

Investors Municipal Cash Fund                                                 10
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998
(in thousands)

--------------------------------------------------------------------------------


ASSETS                                                            NEW YORK      PENNSYLVANIA      FLORIDA      NEW JERSEY

-------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost                                    $107,483         3,195           7,570         4,400
-------------------------------------------------------------------------------------------------------------------------
Cash                                                                   --             --              27           276
-------------------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                            330              9              28            13
-------------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                      8             --              --            --
-------------------------------------------------------------------------------------------------------------------------
    Total assets                                                  107,821          3,204           7,625         4,689
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                                      3,332              6              --            --
-------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                             7             --               1            --
-------------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                166              1              --            19
-------------------------------------------------------------------------------------------------------------------------
  Management fee                                                        3             --              --            --
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                            43              1               3             2
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                             72              1              10             3
-------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                               3,623              9              14            24
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $104,198         3,195           7,611         4,665
-------------------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                                104,198          3,195           7,611         4,665
-------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                      $1.00           1.00            1.00          1.00
-------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Investors Municipal Cash Fund                                                 11
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended March 31, 1998
(in thousands)
--------------------------------------------------------------------------------

                                                         NEW YORK      PENNSYLVANIA(A)      FLORIDA(B)      NEW JERSEY(C)
                                                          ---------------------------------------------------------------

INTEREST INCOME                                           $2,983             88                155               123
-------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Management fee                                             181              5                  9                 8
-------------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                  411             12                 21                18
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
    expenses                                                 136              2                  4                 4
-------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                     32             --                  1                 1
-------------------------------------------------------------------------------------------------------------------------
  Registration costs                                          14              6                  6                 8
-------------------------------------------------------------------------------------------------------------------------
  Professional fees                                           21              1                  1                 1
-------------------------------------------------------------------------------------------------------------------------
  Trustees' fees                                               9             --                 --                --
-------------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                     804             26                 42                40
-------------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager            (149)            (5)                (4)               (8)
-------------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Fund                      655             21                 38                32
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                     $2,328             67                117                91
-------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 21, 1997 (commencement of operations) to March 31, 1998
(b) For the period from May 22, 1997 (commencement of operations) to March 31, 1998
(c) For the period from May 23, 1997 (commencement of operations) to March 31, 1998

Investors Municipal Cash Fund                                                 12
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------


                                                                     NEW YORK
                                                              -----------------------
                                                               YEAR ENDED MARCH 31,
                                                                1998          1997
                                                              -----------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                         $  2,328         1,077
-------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                                           (2,328)       (1,077)
-------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                    389,412       239,603
-------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                       2,361         1,034
-------------------------------------------------------------------------------------
                                                               391,773       240,637
Shares redeemed                                               (348,150)     (198,589)
-------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                          43,623        42,048
-------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                               60,575        18,527
-------------------------------------------------------------------------------------
End of year                                                   $104,198        60,575
-------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Investors Municipal Cash Fund                                                 13
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)
--------------------------------------------------------------------------------

                                                                                            NEW
                                                              PENNSYLVANIA    FLORIDA     JERSEY
                                                              ------------------------------------
                                                                MAY 21,       MAY 22,     MAY 23,
                                                                1997 TO       1997 TO     1997 TO
                                                               MARCH 31,     MARCH 31,   MARCH 31,
                                                                  1998         1998        1998
                                                              ------------------------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                           $    67           117          91
--------------------------------------------------------------------------------------------------
Dividends to shareholders from
net investment income                                               (67)         (117)        (91)
--------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and number of
shares are the same):
Shares sold                                                      14,257        41,975      29,234
--------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                           66           111          89
--------------------------------------------------------------------------------------------------
                                                                 14,323        42,086      29,323
Shares redeemed                                                 (11,228)      (34,575)    (24,758)
--------------------------------------------------------------------------------------------------
Net increase from capital share transactions and total
increase in net assets                                            3,095         7,511       4,565
--------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                 100           100         100
--------------------------------------------------------------------------------------------------
End of period                                                   $ 3,195         7,611       4,665
--------------------------------------------------------------------------------------------------

Investors Municipal Cash Fund                                                 14
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Investors Municipal Cash Fund (the Trust) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering four series of shares. The Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund and Investors New Jersey Municipal Cash Fund (the Funds) invest in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

EXPENSES
Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Fund determines its net asset value per share at 11:00 a.m. and 3:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES
Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGER COMBINATION
Effective December 31, 1997, Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Funds' investment management agreement with ZKI, however, a new investment management agreement between the Funds and Scudder Kemper was approved by the Funds' Board of Trustees and by the Funds' shareholders. The new management agreement, which was effective December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Funds. In addition, the names of the Funds' principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

Investors Municipal Cash Fund                                                 15
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

MANAGEMENT AGREEMENT
The Funds have a management agreement with Scudder Kemper and pay a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended March 31, 1998, the Funds incurred management fees of $37,000 after an expense waiver by Scudder Kemper.

DISTRIBUTION AGREEMENT
The Funds have an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. For its services as primary distributor, the Funds pay KDI an annual fee of .50% of average daily net assets of each Fund. For the year ended March 31, 1998, the Funds incurred distribution fees of $462,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .50% for each Fund. During the year ended March 31, 1998, KDI paid fees of $445,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Trust's transfer agent, KSvC is the shareholder service agent of the Trust. Under the agreement, KSvC received shareholder services fees of $94,000 for the year ended March 31, 1998.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. During the year ended March 31, 1998, the Trust made no payments to its officers and incurred trustees' fees of $9,000 to independent trustees.

EXPENSE ABSORPTION
Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb operating expenses to the extent that such expenses exceed .80% of the average daily net assets of the New York Fund and .90% of the average daily net assets of each of the Pennsylvania, Florida and New Jersey Funds. For the year ended March 31, 1998, Scudder Kemper waived $166,000 of expenses.

Investors Municipal Cash Fund                                                 16
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                            YEAR ENDED MARCH 31,
NEW YORK                                                        1998      1997      1996      1995      1994
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $   1.00      1.00      1.00      1.00      1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                                              .03       .03       .03       .02       .02
--------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .03       .03       .03       .02       .02
--------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $   1.00      1.00      1.00      1.00      1.00
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      2.90%     3.03      3.03      2.40      1.63
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE WAIVER OR
ABSORPTION:
Expenses                                                           .80%      .44       .80       .80       .80
--------------------------------------------------------------------------------------------------------------
Net investment income                                             2.83%     2.96      2.95      2.44      1.61
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVER OR
ABSORPTION:
Expenses                                                           .98%      .96      1.14      1.15      1.25
--------------------------------------------------------------------------------------------------------------
Net investment income                                             2.65%     2.44      2.61      2.09      1.16
--------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $104,198    60,575    18,527    14,090    10,762
--------------------------------------------------------------------------------------------------------------

                                                               PENNSYLVANIA         FLORIDA         NEW JERSEY
                                                              ---------------   ---------------   ---------------
                                                              MAY 21, 1997 TO   MAY 22, 1997 TO   MAY 23, 1997 TO
                                                                 MARCH 31,         MARCH 31,         MARCH 31,
                                                                   1998              1998              1998
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                              $ 1.00              1.00              1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                .02               .02               .02
-----------------------------------------------------------------------------------------------------------------
Less dividends declared                                              .02               .02               .02
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 1.00              1.00              1.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       2.42%             2.41              2.22
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE WAIVER
(ANNUALIZED):
Expenses                                                             .90%              .90               .90
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.76%             2.74              2.55
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE WAIVER
(ANNUALIZED):
Expenses                                                            1.11%              .99              1.12
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               2.55%             2.65              2.33
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                        $3,195             7,611             4,665
-----------------------------------------------------------------------------------------------------------------

Note: Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain expenses of the Funds.

FEDERAL TAX STATUS OF 1998 DIVIDENDS

All of the dividends paid by the Funds constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

                         INVESTORS MUNICIPAL CASH FUND

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement:

             Tax-Exempt New York Money Market Fund--Financial Highlights.


             Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Pennsylvania Municipal Cash Fund--Financial Highlights.


        (ii) Financial statements included in Part B of the Registration
             Statement:

             Tax-Exempt New York Money Market Fund.


               Statement of assets and liabilities--March 31, 1998.



               Statement of operations for the year ended March 31, 1998.



               Statement of changes in net assets for each of the two years in the period ended March 31, 1998.



               Portfolio of investments--March 31, 1998.


               Notes to financial statements.

        Schedules II, III, IV and V have been omitted as the required information is not present.


        Schedule I has been omitted as the required information is presented in the portfolio of investments at March 31, 1998.


             Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Pennsylvania Municipal Cash Fund.


               Statement of Assets and Liabilities--March 31, 1998.



               Statement of Operations and Statement of Changes in Net Assets
                 for the period from May 21, 1997 (commencement of operations) to March 31, 1998 for Investors Pennsylvania Municipal Cash Fund; for the period from May 22, 1997 (commencement of operations) to March 31, 1998 for Investors Florida Municipal Cash Fund; and for the period from May 23, 1997 (commencement of operations) to March 31, 1998 for the Investors New Jersey Municipal Cash Fund.



               Notes to Financial Statements.



               Portfolio of Investments--March 31, 1998.


             Investors Michigan Municipal Cash Fund

               Statement of Net Assets--February 13, 1998


        Schedule I has been omitted as the required information is presented in the Portfolio of Investments at March 31, 1998.

        Schedules II, III, IV and V have been omitted as the required information is not present.


     (b) Exhibits

        99.b1.        Amended and Restated Agreement and Declaration of Trust.*
        99.b2.        By-Laws.*
        99.b3.        Inapplicable.
        99.b4.(a)     Text of Share Certificate.*
        99.b4.(b)     Written Instrument Establishing and Designating New Series.*
        99.b4.(c)     Written Instrument Establishing and Designating New Trust
                      Name.*
        99.b4.(d)     Written Instrument Establishing and Designating New Series
                      (Michigan Fund).*
        99.b5.        Investment Management Agreement.
        99.b6.        Form of Administration, Shareholder Services and
                      Distribution Agreement.
        99.b7.        Inapplicable.
        99.b8.        Custody Agreement.*
        99.b9.(a)     Agency Agreement.*
        99.b9.(b)     Supplement to Agency Agreement.*
        99.b9.(c)     Fund Accounting Agreements.*
        99.b10.       Inapplicable.
        99.b11.       Report and Consent of Independent Auditors.
        99.b12.       Inapplicable.
        99.b13.       Inapplicable.
        99.b14.       Inapplicable.
        99.b15.       Form of Rule 12b-1 Plan.
        99.b16.       Performance Calculations.*
        99.b24.       Power of Attorney.*
        99.b485(b)    Representation of Counsel (Rule 485).
        27.           Financial Data Schedule.


---------------

 * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


               EXHIBIT NO.                   POST-EFFECTIVE AMENDMENT NO.    DATE OF FILING
               -----------                   ----------------------------    --------------
1, 2, 4(a), 8, 9(a) and 16                                 5                    7/28/95
9(b)                                                       6                    7/26/96
4(b) and 4(c)                                              8                    5/20/97
4(d), 9(c) and 24                                         11                    2/20/98


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     As of July 1, 1998, Scudder Kemper Investments, Inc., a Delaware corporation, owned 56.94% of the outstanding shares of the Pennsylvania Fund.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     The number of record holders of each series of Registrant as of July 1, 1998 is as follows:



                                                                NUMBER OF
                                                                  RECORD
                            FUND                                 HOLDERS
                            ----                                ---------
Investors Florida Municipal Cash Fund.......................         8
Investors Michigan Municipal Cash Fund......................         5
Investors New Jersey Municipal Cash Fund....................         7
Investors Pennsylvania Municipal Cash Fund..................        11
Tax-Exempt New York Money Market Fund.......................        90


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


     On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich will become the majority stockholder in Scudder with an approximately 70% interest, and ZKI will become a wholly-owned subsidiary of, or be combined with, Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 28b(i)      Business or Other Connections of Investment Adviser


Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                        Business and Other Connections of Board
        Name            of Directors of Registrant's Adviser
        ----            ---------------------------------------

Stephen R. Beckwith     Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                        Vice President and Treasurer, Scudder Fund Accounting Corporation*
                        Director, Scudder Stevens & Clark Corporation**
                        Director and Chairman, Scudder Defined Contribution Services, Inc.
                        Director and President, Scudder Capital Asset Corporation
                        Director and President, Scudder Capital Stock Corporation
                        Director and President, Scudder Capital Planning Corporation
                        Director and President, SS&C Investment Corporation
                        Director and President, SIS Investment Corporation
                        Director and President, SRV Investment Corporation

Lynn S. Birdsong        Director and Vice President, Scudder Kemper Investment, Inc.**
                        Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng       Director, Scudder Kemper Investments, Inc.**
                        Member Corporate Executive Board, Zunica Insurance Company of Switzerland
                        Director, ZKI Holding Corporation

Steven Gluckstern       Director, Scudder Kemper Investments, Inc.**
                        Member Corporate Executive Board, Zurich Insurance Company of Switzerland
                        Director, Zurich Holding Company of America

Rolf Huppi              Director, Chairman of the Board, Scudder Kemper Investments, Inc. **
                        Member Corporate Executive Board, Zurich Insurance Company of Switzerland
                        Director, Chairman of the Board, Zurich Holding Company of America
                        Director, ZKI Holding Corporation

Kathryn L. Quirk        Director, Chief Legal Officer, Chief Compliance Officer and Secretary,
                             Scudder Kemper Investments, Inc.**
                        Director, Senior Vice President & Assistant Clerk, Scudder Investor Services,
                             Inc.*
                        Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                        Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                        Director & Assistant Clerk, Scudder Service Corporation*
                        Director, SFA, Inc.*
                        Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.
                             ***
                        Director, Scudder, Stevens & Clark Japan, Inc.###
                        Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada,
                             Ltd.***
                        Director, Vice President and Secretary, Scudder Canada Investor Services
                             Limited***
                        Director, Vice President and Secretary, Scudder Realty Advisers, Inc.x
                        Director and Secretary, Scudder, Stevens & Clark Corporation**
                        Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                        Director and Secretary, SFA, Inc.
                        Director, Vice President and Secretary, Scudder Defined Contribution
                             Services, Inc.
                        Director, Vice President and Secretary, Scudder Capital Asset Corporation

                        Director, Vice President and Secretary, Scudder Capital Stock Corporation
                        Director, Vice President and Secretary, Scudder Capital Planning Corporation
                        Director, Vice President and Secretary, SS&C Investment Corporation
                        Director, Vice President and Secretary, SIS Investment Corporation
                        Director, Vice President and Secretary, SRV Investment Corporation
                        Director, Vice President and Secretary, Scudder Brokerage Services, Inc.
                        Director, Korea Bond Fund Management Co., Ltd.

Markus Rohrbasser       Director, Scudder Kemper Investments, Inc.**
                        Member Corporate Executive Board, Zurich Insurance Company of Switzerland
                        President, Director, Chairman of the Board, ZKI Holding Corporation

Cornelia M. Small       Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani       Director, President, Chief Executive Officer, Scudder Kemper Investments,
                             Inc.**
                        Director, Scudder, Stevens & Clark Japan, Inc.###

                        President & Director, Scudder, Stevens & Clark Overseas Corporationo oo
                        President & Director, Scudder, Stevens & Clark Corporation**
                        Director, Scudder Realty Advisors, Inc.x
                        Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy
                             of Luxembourg

        *       Two International Place, Boston, MA
        x       333 South Hope Street, Los Angeles, CA
        **      345 Park Avenue, New York, NY
        #       Socjete Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B
                34.564
        ***     Toronto, Ontario, Canada
        XXX     Grand Cayman, Cayman Islands, British West Indies
        oo      20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
        ###     1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b) Information on the officers and directors of Kemper
Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         President                                      None
Thomas W. Littauer          Director, Chief Executive Officer          Vice President
Kathryn L. Quirk            Director, Secretary, Chief Legal
                            Officer & Vice President                  Vice President


James J. McGovern           Chief Financial Officer
                            & Vice President                               None


Linda J. Wondrack           Vice President & Chief
                            Compliance Officer                             None


Paula Gaccione              Vice President                                 None
Michael E. Harrington       Vice President                                 None
Robert A. Rudell            Vice President                                 None
William M. Thomas           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Todd N. Gierke              Assistant Treasurer                            None
Philip J. Collora           Assistant Secretary                        Vice President,
                                                                    Secretary & Treasurer
Paul J. Elmlinger           Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None
Daniel Pierce               Director, Chairman                           Director
Mark S. Casady              Director, Vice Chairman                     President
Stephen R. Beckwith         Director                                       None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents are maintained at the offices of the Registrant, the branch offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.


     (b) Not applicable.


     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 27th day of July, 1998.


                                          INVESTORS MUNICIPAL CASH FUND

                                          by /s/ MARK S. CASADY
                                             -----------------------------------
                                             Mark S. Casady, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 27, 1998 on behalf of the following persons in the capacities indicated.



                     SIGNATURE                                            TITLE
                     ---------                                            -----

                /s/ MARK S. CASADY                   President
---------------------------------------------------
                  Mark S. Casady

                /s/ DANIEL PIERCE*                   Chairman and Trustee
---------------------------------------------------
                   Daniel Pierce

                /s/ DAVID W. BELIN*                  Trustee
---------------------------------------------------
                  David W. Belin

               /s/ LEWIS A. BURNHAM*                 Trustee
---------------------------------------------------
                 Lewis A. Burnham

              /s/ DONALD L. DUNAWAY*                 Trustee
---------------------------------------------------
                 Donald L. Dunaway

              /s/ ROBERT B. HOFFMAN*                 Trustee
---------------------------------------------------
                 Robert B. Hoffman

               /s/ DONALD R. JONES*                  Trustee
---------------------------------------------------
                  Donald R. Jones

             /s/ SHIRLEY D. PETERSON*                Trustee
---------------------------------------------------
                Shirley D. Peterson

              /s/ WILLIAM P. SOMMERS*                Trustee
---------------------------------------------------
                William P. Sommers

              /s/ EDMOND D. VILLANI*                 Trustee
---------------------------------------------------
                 Edmond D. Villani

                /s/ JOHN R. HEBBLE                   Treasurer
---------------------------------------------------
                  John R. Hebble



* Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 11 to the Registration Statement of Registrant on Form N-1A filed on February 20, 1998.


               /s/ PHILIP J. COLLORA
---------------------------------------------------
                 Philip J. Collora

                               INDEX TO EXHIBITS

Exhibits


        99.b1.        Amended and Restated Agreement and Declaration of Trust.*
        99.b2.        By-Laws.*
        99.b3.        Inapplicable.
        99.b4.(a)     Text of Share Certificate.*
        99.b4.(b)     Written Instrument Establishing and Designating New Series.*
        99.b4.(c)     Written Instrument Establishing and Designating New Trust
                      Name.*
        99.b4.(d)     Written Instrument Establishing and Designating New Series
                      (Michigan Fund).*
        99.b5.        Investment Management Agreement.
        99.b6.        Form of Administration, Shareholder Services and
                      Distribution Agreement.
        99.b7.        Inapplicable.
        99.b8.        Custody Agreement.*
        99.b9.(a)     Agency Agreement.*
        99.b9.(b)     Supplement to Agency Agreement.*
        99.b9.(c)     Fund Accounting Agreements.*
        99.b10.       Inapplicable.
        99.b11.       Report and Consent of Independent Auditors.
        99.b12.       Inapplicable.
        99.b13.       Inapplicable.
        99.b14.       Inapplicable.
        99.b15.       Form of Rule 12b-1 Plan.
        99.b16.       Performance Calculations.*
        99.b24.       Power of Attorney.*
        99.b485(b)    Representation of Counsel (Rule 485).
        27.           Financial Data Schedule.


---------------

 * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


               EXHIBIT NO.                   POST-EFFECTIVE AMENDMENT NO.    DATE OF FILING
               -----------                   ----------------------------    --------------
1, 2, 4(a), 8, 9(a) and 16                                 5                    7/28/95
9(b)                                                       6                    7/26/96
4(b) and 4(c)                                              8                    5/20/97
4(d), 9(c) and 24                                         11                    2/20/98